SEMI-ANNUAL REPORT AS OF
JUNE 30, 2000 (UNAUDITED)

SEI INSURANCE
PRODUCTS TRUST

----------------------------------------------
SEI VP Large Cap Value Fund
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SEI VP Large Cap Growth Fund
----------------------------------------------
SEI VP Small Cap Value Fund
----------------------------------------------
SEI VP Small Cap Growth Fund
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SEI VP International Equity Fund
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SEI VP Emerging Markets Equity Fund
SEI VP Core Fixed Income Fund
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SEI VP High Yield Bond Fund
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SEI VP International Fixed Income Fund
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SEI VP Emerging Markets Debt Fund
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SEI VP Prime Obligation Fund
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SEI INVESTMENTS
THE ART OF PEOPLE.
THE SCIENCE OF RESULTS.

[GRAPHIC OMITTED]

TABLE OF CONTENTS
-------------------------------------------------------------------------------



STATEMENTS OF NET ASSETS/SCHEDULE OF INVESTMENTS........................     1
STATEMENTS OF ASSETS AND LIABILITIES....................................    27
STATEMENTS OF OPERATIONS................................................    28
STATEMENTS OF CHANGES IN NET ASSETS.....................................    30
FINANCIAL HIGHLIGHTS....................................................    32
NOTES TO FINANCIAL STATEMENTS...........................................    33

STATEMENT OF NET ASSETS
-------------------------------------------------------------------------------
SEI INSURANCE PRODUCTS TRUST -- JUNE 30, 2000 (UNAUDITED)

SEI VP LARGE CAP VALUE FUND
-------------------------------------------------------------------------------
                                                   MARKET
DESCRIPTION                           SHARES     VALUE (000)
-------------------------------------------------------------------------------


COMMON STOCKS -- 98.8%
AEROSPACE & DEFENSE -- 2.4%
   Boeing                              4,000        $  167
   Litton Industries*                  1,200            50
   United Technologies                 2,200           130
                                                    ------
                                                       347
                                                    ------
AIR TRANSPORTATION -- 1.2%
   AMR*                                2,000            53
   Delta Air Lines                     2,400           121
                                                    ------
                                                       174
                                                    ------
AUTOMOTIVE -- 2.9%
   Delphi Automotive Systems*          1,000            15
   Ford Motor                          6,200           267
   General Motors                      1,300            75
   Navistar International*             1,400            43
   Visteon                               811            10
                                                    ------
                                                       410
                                                    ------
BANKS -- 7.6%
   Astoria Financial                   1,800            46
   Bank of America                     5,900           254
   Chase Manhattan                     2,250           104
   Firstar                             4,800           101
   Fleet Boston Financial              4,900           167
   Golden West Financial               2,800           114
   Greenpoint Financial                  600            11
   PNC Financial Services Group        4,500           211
   UnionBanCal                         2,800            52
   Washington Mutual                     700            20
                                                    ------
                                                     1,080
                                                    ------
BEAUTY PRODUCTS -- 0.3%
   Avon Products                       1,100            49
                                                    ------
BROADCASTING, NEWSPAPERS & ADVERTISING -- 2.6%
   AT&T-Liberty Media Group, Cl A*     2,700            65
   Gannett                             2,200           132
   Walt Disney                         4,400           171
                                                    ------
                                                       368
                                                    ------
BUILDING & CONSTRUCTION -- 1.0%
   Centex                              2,200            52
   Fluor                               1,300            41
   Pulte                               2,100            45
                                                    ------
                                                       138
                                                    ------
BUILDING & CONSTRUCTION SUPPLIES -- 0.4%
   Lafarge                             1,500            31
   Texas Industries                    1,000            29
                                                    ------
                                                        60
                                                    ------
CHEMICALS -- 1.4%
   Dow Chemical                        5,100        $  154
   PPG Industries                      1,000            44
                                                    ------
                                                       198
                                                    ------
COMPUTERS & SERVICES -- 4.0%
   3Com*                                 300            17
   Apple Computer*                     1,400            73
   Brocade Communications Systems*       500            92
   DST Systems*                          700            53
   IBM                                 1,000           110
   NCR*                                3,700           144
   Seagate Technology*                 1,100            60
   Unisys*                             1,700            25
                                                    ------
                                                       574
                                                    ------
CONTAINERS & PACKAGING -- 0.3%
   Ball                                1,400            45
                                                    ------
DRUGS -- 3.7%
   Bristol-Myers Squibb                1,900           111
   Johnson & Johnson                   1,900           194
   Merck                               2,300           176
   Pharmacia                             900            47
                                                    ------
                                                       528
                                                    ------
ELECTRICAL SERVICES -- 5.3%
   Constellation Energy Group          2,400            78
   DTE Energy                          1,900            58
   Edison International                4,100            84
   Energy East                         3,600            69
   FPL Group                           1,000            49
   PG&E                                3,700            91
   Pinnacle West Capital               2,200            75
   Public Service Enterprise Group     6,100           211
   Southern                            1,600            37
                                                    ------
                                                       752
                                                    ------
FINANCIAL SERVICES -- 12.0%
   American Express                    1,500            78
   Bear Stearns                        2,300            96
   Citigroup                           8,400           506
   Countrywide Credit Industries       2,300            70
   Household International             2,500           104
   JP Morgan                           2,000           220
   Lehman Brothers Holdings            1,300           123
   MBNA                                4,800           130
   Merrill Lynch                         700            80
   Metris                              1,650            41
   Morgan Stanley Dean Witter          3,100           258
                                                    ------
                                                     1,706
                                                    ------

STATEMENT OF NET ASSETS
-------------------------------------------------------------------------------
SEI INSURANCE PRODUCTS TRUST -- JUNE 30, 2000 (UNAUDITED)

SEI VP LARGE CAP VALUE FUND--CONCLUDED
-------------------------------------------------------------------------------
                                                   MARKET
DESCRIPTION                           SHARES     VALUE (000)
-------------------------------------------------------------------------------


FOOD, BEVERAGE & TOBACCO -- 4.7%
   Adolph Coors, Cl B                    500         $  30
   ConAgra                             3,100            59
   Earthgrains                         1,700            33
   Fortune Brands                      2,400            55
   Great Atlantic & Pacific Tea        1,200            20
   IBP                                 3,600            56
   Nabisco Group Holdings              1,600            41
   PepsiCo                             3,500           156
   Philip Morris                       2,400            64
   RJ Reynolds Tobacco Holdings          600            17
   Ruddick                             1,600            19
   SUPERVALU                           5,800           111
                                                    ------
                                                       661
                                                    ------
GAS/NATURAL GAS -- 0.6%
   KeySpan                             1,100            34
   National Fuel & Gas                   400            19
   Sempra Energy                       1,400            24
                                                    ------
                                                        77
                                                    ------
HOTELS & LODGING -- 0.7%
   Starwood Hotels & Resorts
     Worldwide                         3,100           101
                                                    ------
HOUSEHOLD FURNITURE & FIXTURES -- 1.5%
   Maytag                              2,400            88
   Whirlpool                           2,700           126
                                                    ------
                                                       214
                                                    ------
INSURANCE -- 7.5%
   Allstate                            1,400            31
   AMBAC Financial Group               1,300            71
   American International Group        2,400           282
   CIGNA                               2,600           243
   Financial Security Assurance
     Holdings                            600            46
   Hartford Financial Services Group   1,300            73
   Marsh & McLennan                    1,400           146
   PMI Group                           2,000            95
   St. Paul                            2,400            82
                                                    ------
                                                     1,069
                                                    ------
MACHINERY -- 2.0%
   Cummins Engine                      2,300            63
   Deere                                 900            33
   Dover                               1,500            61
   Rockwell International              2,200            69
   Tecumseh Products, Cl A             1,300            50
                                                    ------
                                                       276
                                                    ------
MEDICAL PRODUCTS & SERVICES -- 3.4%
   Bausch & Lomb                       1,000         $  77
   HCA - Healthcare                      600            18
   Mallinckrodt                        3,400           148
   St. Jude Medical*                   2,500           115
   UnitedHealth Group                  1,500           129
                                                    ------
                                                       487
                                                    ------
METAL FABRICATE/HARDWARE -- 0.2%
   Timken                              1,800            34
                                                    ------
METALS & MINING -- 0.3%
   Alcoa                               1,400            41
                                                    ------
MISCELLANEOUS MANUFACTURING -- 2.8%
   Cooper Industries                   1,600            52
   FMC*                                1,500            87
   Honeywell International             1,700            57
   Minnesota Mining & Manufacturing    1,500           124
   Tyco International Ltd.             1,600            76
                                                    ------
                                                       396
                                                    ------
PAPER & PAPER PRODUCTS -- 1.2%
   Boise Cascade                       1,200            31
   Georgia-Pacific Group               2,000            52
   International Paper                 2,900            86
                                                    ------
                                                       169
                                                    ------
PETROLEUM & FUEL PRODUCTS -- 9.5%
   Amerada Hess                        1,500            93
   BJ Services*                        1,400            88
   Chevron                             1,400           119
   Exxon Mobil                         6,700           526
   Phillips Petroleum                  4,000           203
   Tosco                               3,000            85
   Ultramar Diamond Shamrock           2,400            60
   USX-Marathon Group                  3,200            80
   Valero Energy                       2,700            86
                                                    ------
                                                     1,340
                                                    ------
PHOTOGRAPHIC EQUIPMENT & SUPPLIES -- 0.7%
   Eastman Kodak                       1,700           101
                                                    ------
RAILROADS -- 0.5%
   Union Pacific                       1,800            67
                                                    ------

-------------------------------------------------------------------------------


-------------------------------------------------------------------------------
                                                   MARKET
DESCRIPTION                           SHARES     VALUE (000)
-------------------------------------------------------------------------------

RETAIL -- 3.3%
   BJ's Wholesale Club*                2,600         $  86
   Darden Restaurants                  6,300           102
   Federated Department Stores*          700            24
   Lowe's                              1,300            53
   Sears Roebuck                       3,900           127
   TJX                                 1,700            32
   Toys 'R' Us*                        2,800            41
                                                   -------
                                                       465
                                                   -------
SEMI-CONDUCTORS/INSTRUMENTS -- 1.1%
   KLA-Tencor*                           800            47
   LSI Logic*                            500            27
   SDL*                                  100            29
   Teradyne*                             800            59
                                                   -------
                                                       162
                                                   -------
SOFTWARE -- 1.2%
   Oracle*                               800            67
   Symantec*                           1,800            97
                                                   -------
                                                       164
                                                   -------
TELEPHONES & TELECOMMUNICATION -- 11.9%
   Alltel                              1,200            74
   AT&T                                7,500           237
   BellSouth                           8,000           341
   GTE                                 5,600           349
   Harris                              1,500            49
   SBC Communications                  7,200           311
   Sprint(FON Group)                   1,600            82
   Telephone & Data Systems            1,300           130
   US West                             1,300           111
                                                   -------
                                                     1,684
                                                   -------
TRUCKING -- 0.6%
   United Parcel Service, Cl B           900            53
   Yellow*                             2,000            30
                                                   -------
                                                        83
                                                   -------
Total Common Stocks
   (Cost $14,673)                                   14,020
                                                   -------
REPURCHASE AGREEMENT -- 1.0%
   Morgan Stanley Dean Witter (A)
     6.250%,  dated  06/30/00,  matures
     07/03/00, repurchase price $143,523
     (collateralized by U.S. Treasury
     Obligation,  par value $144,122,
     6.300%, 07/03/00, total
     market value: $146,845)          $  143        $  143
                                                   -------
Total Repurchase Agreement
   (Cost $143)                                         143
                                                   -------
MONEY MARKET -- 0.4%
   Evergreen Select Money
     Market, Cl I                     52,169            52
                                                   -------
Total Money Market
   (Cost $52)                                           52
                                                   -------
Total Investments -- 100.2%
   (Cost $14,868)                                   14,215
                                                   -------
OTHER ASSETS AND LIABILITIES, NET -- (0.2%)            (27)
                                                   -------
NET ASSETS:
Portfolio Shares (unlimited
   authorization -- no par value)
   based on 1,493,183 outstanding
   shares of beneficial interest                    14,933
Undistributed net investment income                     55
Accumulated net realized loss
   on investments                                     (147)
Net unrealized depreciation on investments            (653)
                                                   -------
Total Net Assets -- 100.0%                         $14,188
                                                   =======
Net Asset Value, Offering and Redemption
   Price Per Share                                   $9.50
                                                   =======
*NON-INCOME PRODUCING SECURITY.
(A) TRI-PARTY REPURCHASE AGREEMENT.
CL -- CLASS
LTD. -- LIMITED
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF NET ASSETS
-------------------------------------------------------------------------------
SEI INSURANCE PRODUCTS TRUST -- JUNE 30, 2000 (UNAUDITED)

SEI VP LARGE CAP GROWTH FUND
-------------------------------------------------------------------------------
                                                   MARKET
DESCRIPTION                           SHARES     VALUE (000)
-------------------------------------------------------------------------------

COMMON STOCKS -- 98.6%
AEROSPACE & DEFENSE -- 1.0%
   United Technologies                 2,800        $  165
                                                    ------
BANKS -- 1.4%
   Bank of America                     1,700            73
   Bank One                            1,000            27
   Chase Manhattan                     2,550           117
                                                    ------
                                                       217
                                                    ------
BEAUTY PRODUCTS -- 1.2%
   Colgate-Palmolive                   3,100           186
                                                    ------
BROADCASTING, NEWSPAPERS & ADVERTISING -- 5.7%
   AT&T-Liberty Media Group,
     Cl A*                            16,900           410
   Time Warner                         4,400           334
   Viacom, Cl B*                       2,250           153
                                                    ------
                                                       897
                                                    ------
COMMUNICATIONS EQUIPMENT -- 7.9%
   Ciena*                                750           125
   Corning                               900           243
   JDS Uniphase*                         950           114
   LM Ericsson Telephone ADR           5,000           100
   Metromedia Fiber Network, Cl A*     2,500            99
   Nextel Partners, Cl A*                850            28
   Nokia ADR                           9,500           474
   Nortel Networks                       900            61
                                                    ------
                                                     1,244
                                                    ------
COMPUTERS & SERVICES -- 12.9%
   Apple Computer*                     1,200            63
   Cisco Systems*                     13,300           845
   Dell Computer*                      6,900           340
   EMC*                                2,800           215
   Extreme Networks*                   1,100           116
   IBM                                   350            38
   Network Appliance*                    300            24
   SanDisk*                            1,050            64
   Sun Microsystems*                   2,700           246
   VeriSign*                             350            62
   VERITAS Software*                     100            11
                                                    ------
                                                     2,024
                                                    ------
DRUGS -- 13.4%
   Alza*                               1,150            68
   Bristol-Myers Squibb                5,100           297
   Immunex*                              300            15
   MedImmune*                            750            56
   Merck                               2,000        $  153
   Pfizer                             20,787           998
   Pharmacia                           2,100           109
   Schering Plough                     6,900           348
   Teva Pharmaceutical ADR             1,050            58
                                                    ------
                                                     2,102
                                                    ------
ELECTRICAL SERVICES -- 1.6%
   AES*                                5,500           251
                                                    ------
ELECTRONICS -- 2.8%
   Agilent Technologies*                 900            66
   Credence Systems*                     800            44
   Solectron*                          7,900           331
                                                    ------
                                                       441
                                                    ------
ENTERTAINMENT -- 0.2%
   Metro-Goldwyn-Mayer*                1,550            41
                                                    ------
FINANCIAL SERVICES -- 5.9%
   American Express                    1,650            86
   Citigroup                           5,200           313
   MBNA                                4,500           122
   Morgan Stanley Dean Witter          4,850           404
                                                    ------
                                                       925
                                                    ------
FOOD, BEVERAGE & TOBACCO -- 1.6%
   Kroger*                             6,000           132
   Safeway*                            2,700           122
                                                    ------
                                                       254
                                                    ------
INSURANCE -- 1.5%
   American International Group        2,000           235
                                                    ------
MEDICAL PRODUCTS & SERVICES -- 2.6%
   Allergan                            1,100            82
   Medtronic                           5,200           259
   Millennium Pharmaceuticals*           550            62
                                                    ------
                                                       403
                                                    ------
MISCELLANEOUS MANUFACTURING -- 6.7%
   General Electric                   10,950           580
   Honeywell International             3,300           111
   Tyco International Ltd.             7,500           355
                                                    ------
                                                     1,046
                                                    ------

-------------------------------------------------------------------------------


-------------------------------------------------------------------------------
                                                   MARKET
DESCRIPTION                           SHARES     VALUE (000)
-------------------------------------------------------------------------------


PETROLEUM & FUEL PRODUCTS -- 1.6%
   Cooper Cameron*                       850         $  56
   Global Marine*                      1,650            47
   Noble Drilling*                     3,500           144
                                                    ------
                                                       247
                                                    ------
RAILROADS -- 0.5%
   Kansas City Southern Industries       900            80
                                                    ------
RETAIL -- 7.2%
   Gap                                 2,300            72
   Home Depot                          8,600           430
   Kohl's*                             6,800           378
   Lowe's                              1,650            68
   Wal-Mart Stores                     3,200           184
                                                    ------
                                                     1,132
                                                    ------
SEMI-CONDUCTORS/INSTRUMENTS -- 12.3%
   Altera*                             3,700           377
   Analog Devices*                     1,850           141
   Applied Materials*                  2,100           190
   Cree*                                 250            33
   Flextronics International Ltd.*       200            14
   Intel                               6,050           809
   PMC-Sierra*                           300            53
   Teradyne*                           1,300            96
   Texas Instruments                   3,100           213
                                                    ------
                                                     1,926
                                                    ------
SOFTWARE -- 6.5%
   Adobe Systems                         850           111
   America Online*                     1,575            83
   Foundry Networks*                     200            22
   Genuity*                            2,775            25
   Intuit*                             1,300            54
   Mercury Interactive*                  700            68
   Microsoft*                          5,850           468
   Oracle*                             1,800           151
   PSINet*                               950            24
   Yahoo!*                               100            12
                                                    ------
                                                     1,018
                                                    ------
TELEPHONES & TELECOMMUNICATION -- 3.6%
   Amdocs Ltd.*                          800            61
   AT&T                                1,900            60
   AT&T Wireless Group*                6,800           190
   McLeodUSA, Cl A*                    2,850            59
   Nextel Communications, Cl A*        1,400            86
   Sprint(FON Group)                     900            46
   Vodafone Group PLC ADR              1,400            58
                                                   -------
                                                       560
                                                   -------
WHOLESALE -- 0.5%
   Costco Wholesale*                   2,200            73
                                                   -------
Total Common Stocks
   (Cost $15,492)                                   15,467
                                                   -------
COMMERCIAL PAPER -- 1.1%
   Ford Motor Credit
     6.717%, 07/05/00                 $  166        $  166
                                                   -------
Total Commercial Paper
   (Cost $166)                                         166
                                                   -------
REPURCHASE AGREEMENT -- 0.6%
   Morgan Stanley Dean Witter (A)
     6.250%, dated 06/30/00, matures
     07/03/00, repurchase  price  $97,163
     (collateralized  by U.S. Treasury
     Obligation, par value $97,509, 6.300%,
     07/03/00, total
     market value: $99,352)               97            97
                                                   -------
   Total Repurchase Agreement
     (Cost $97)                                         97
                                                   -------
MONEY MARKET -- 0.3%
   Evergreen Select Money
     Market, Cl I                     48,889            49
                                                   -------
Total Money Market
   (Cost $49)                                           49
                                                   -------
Total Investments--100.6%
   (Cost $15,804)                                   15,779
                                                   -------
OTHER ASSETS AND LIABILITIES, NET-- (0.6%)             (88)
                                                   -------
NET ASSETS:
Portfolio Shares (unlimited
   authorization -- no par value)
   based on 1,612,304 outstanding
   shares of beneficial interest                    16,117
Accumulated net investment loss                         (5)
Accumulated net realized loss
   on investments                                     (396)
Net unrealized depreciation on investments             (25)
                                                   -------
Total Net Assets--100.0%                           $15,691
                                                   =======
Net Asset Value, Offering and Redemption
   Price Per Share                                   $9.73
                                                   =======
*NON-INCOME PRODUCING SECURITY.
(A) TRI-PARTY REPURCHASE AGREEMENT.
ADR -- AMERICAN DEPOSITARY RECEIPT
CL -- CLASS
LTD. -- LIMITED
PLC -- PUBLIC LIMITED COMPANY
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF NET ASSETS
-------------------------------------------------------------------------------
SEI INSURANCE PRODUCTS TRUST -- JUNE 30, 2000 (UNAUDITED)

SEI VP SMALL CAP VALUE FUND
-------------------------------------------------------------------------------
                                                   MARKET
DESCRIPTION                            SHARES    VALUE (000)
-------------------------------------------------------------------------------

COMMON STOCKS -- 97.8%
AEROSPACE & DEFENSE -- 1.3%
   Alliant Techsystems*                  800         $  54
   Gencorp                             3,025            24
   Trimble Navigation Ltd.*              600            29
                                                    ------
                                                       107
                                                    ------
AIR TRANSPORTATION -- 1.2%
   America West Holdings, Cl B*        2,800            48
   Offshore Logistics*                 1,600            23
   Skywest                               875            32
                                                    ------
                                                       103
                                                    ------
APPAREL/TEXTILES -- 1.5%
   Kellwood                              700            15
   Phillips-Van Heusen                 1,800            17
   Polo Ralph Lauren*                  2,125            30
   Russell                             1,100            22
   Springs Industries, Cl A            1,375            44
                                                    ------
                                                       128
                                                    ------
AUTOMOTIVE -- 1.0%
   Arvin Industries                    1,300            23
   Dura Automotive Systems*            1,300            14
   Standard Motor Products             2,300            20
   Superior Industries International   1,100            28
                                                    ------
                                                        85
                                                    ------
BANKS -- 9.0%
   Andover Bancorp                       900            26
   Bancwest                            2,950            48
   Bank United, Cl A                   1,700            60
   Chittenden                          1,300            32
   City National                         825            29
   Cullen/Frost Bankers                1,225            32
   Dime Bancorp                        1,000            16
   Dime Community Bancshares           2,900            47
   Downey Financial                    2,500            72
   Firstfed Financial*                 2,200            31
   Flagstar Bancorp                    2,200            18
   Imperial Bancorp*                   1,200            19
   OceanFirst Financial                1,800            33
   Silicon Valley Bancshares*          1,250            53
   Sky Financial Group                 1,300            21
   Staten Island Bancorp               2,800            49
   Washington Federal                  3,400            62
   Webster Financial                   1,900            42
   Westamerica Bancorporation          1,350            35
   Whitney Holding                       700            24
                                                    ------
                                                       749
                                                    ------
BIOTECHNOLOGY -- 0.6%
   Albany Molecular Research*            525         $  29
   PE-Celera Genomics Group*             225            21
                                                    ------
                                                        50
                                                    ------
BROADCASTING, NEWSPAPERS & ADVERTISING -- 0.8%
   Advo*                                 500            21
   True North Communications             775            34
                                                    ------
                                                        55
                                                    ------
BUILDING & CONSTRUCTION -- 3.9%
   Centex                              1,000            23
   DR Horton                           1,450            20
   Dycom Industries*                     425            20
   Kaufman & Broad Home                1,200            24
   MDC Holdings                        3,400            63
   Pulte                               3,225            70
   Ryland Group                        2,400            53
   Toll Brothers*                      1,100            23
   Winnebago Industries                2,400            31
                                                    ------
                                                       327
                                                    ------
BUILDING & CONSTRUCTION SUPPLIES-- 0.9%
   Johns Manville                      1,100            14
   Nortek*                             1,400            28
   Simpson Manufacturing*                525            25
                                                    ------
                                                        67
                                                    ------
CHEMICALS -- 3.7%
   Albemarle                           3,200            63
   Arch Chemicals                      1,000            22
   Cytec Industries*                     625            15
   Ethyl                               5,600            14
   Geon                                2,525            47
   Olin                                5,300            87
   W.R. Grace*                         2,525            31
   Wellman                             1,800            29
                                                    ------
                                                       308
                                                    ------
COMMERCIAL SERVICES -- 2.0%
   Burns International Services*       3,400            42
   CDI*                                2,325            47
   Interim Services*                   1,975            35
   Mail-Well*                          1,700            15
   Modis Professional Services*        3,500            27
                                                    ------
                                                       166
                                                    ------

-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
                                                   MARKET
DESCRIPTION                           SHARES     VALUE (000)
-------------------------------------------------------------------------------

COMPUTERS & SERVICES -- 2.5%
   Anixter International*              1,800         $  48
   Avant!*                             3,000            56
   Brooktrout*                         1,050            23
   Catapult Communications*            1,625            16
   M-Systems Flash Disk Pioneers*        200            16
   Radisys*                              800            45
                                                    ------
                                                       204
                                                    ------
CONSTRUCTION SUPPLIES & MATERIALS -- 0.2%
   Rayonier                              500            18
                                                    ------
DENTAL SUPPLIES & EQUIPMENT -- 0.3%
   Patterson Dental*                     525            27
                                                    ------
DRUGS -- 3.3%
   Alpharma, Cl A                      1,300            81
   Bindley Western Industries          1,550            41
   Dura Pharmaceuticals*               3,800            55
   Noven Pharmaceuticals*              1,675            50
   Perrigo*                            4,200            26
   Vertex Pharmaceuticals*               175            18
                                                    ------
                                                       271
                                                    ------
ELECTRICAL COMPONENTS & EQUIPMENT -- 0.7%
   Belden                                575            15
   Power-One*                            387            44
                                                    ------
                                                        59
                                                    ------
ELECTRICAL SERVICES -- 5.2%
   Cleco                               1,500            50
   Conectiv                            2,075            32
   El Paso Electric*                   4,500            50
   Energy East                           300             6
   Hawaiian Electric Industries          925            30
   Idacorp                             1,225            40
   NSTAR                                 600            24
   Public Service of New Mexico        5,750            89
   RGS Energy Group                    2,300            51
   United Illuminating                 1,000            44
   WPS Resources                         400            12
                                                    ------
                                                       428
                                                    ------
ELECTRONICS -- 2.2%
   Credence Systems*                     550            30
   FEI*                                  400            12
   Integrated Device Technology*         500            30
   Kemet*                                800            20
   Pioneer Standard Electronics        1,500            22
   Tektronix                             900            67
                                                    ------
                                                       181
                                                    ------
ENTERTAINMENT -- 1.4%
   Anchor Gaming*                        725         $  35
   Aztar*                              3,200            50
   Zomax*                              2,400            31
                                                    ------
                                                       116
                                                    ------
FINANCIAL SERVICES -- 2.2%
   Dain Rauscher                       1,425            94
   Doral Financial                     2,550            29
   Heller Financial*                   1,625            33
   Metris                              1,050            26
                                                    ------
                                                       182
                                                    ------
FOOD, BEVERAGE & TOBACCO -- 2.9%
   Adolph Coors, Cl B                    400            24
   Corn Products International         1,650            44
   Fleming                             3,500            46
   Michael Foods                         700            17
   Pilgrim's Pride, Cl A                 300             2
   Pilgrim's Pride, Cl B               1,500            11
   Suiza Foods*                          700            34
   Universal                           2,525            53
   Universal Foods                       625            12
                                                    ------
                                                       243
                                                    ------
GAS/NATURAL GAS -- 3.0%
   Northwest Natural Gas               1,050            23
   Oneok                               4,075           106
   Peoples Energy                        700            23
   Southwest Gas                       1,700            30
   UGI                                   600            12
   Washington Gas Light                2,350            57
                                                    ------
                                                       251
                                                    ------
HAND/MACHINE TOOLS -- 0.9%
   Lincoln Electric Holdings           4,950            71
                                                    ------
HOUSEHOLD FURNITURE & FIXTURES -- 2.4%
   Ethan Allen Interiors               1,300            31
   Harman International                1,000            61
   Kimball International, Cl B         1,200            18
   Salton*                             2,400            88
                                                    ------
                                                       198
                                                    ------
INSURANCE -- 6.0%
   Arthur J. Gallagher                   700            29
   CNA Surety                            900            11
   Commerce Group                      3,000            88
   Delphi Financial Group, Cl A*         900            31
   FBL Financial Group, Cl A           2,100            33
   HCC Insurance Holdings              1,600            30

STATEMENT OF NET ASSETS
-------------------------------------------------------------------------------
SEI INSURANCE PRODUCTS TRUST -- JUNE 30, 2000 (UNAUDITED)

SEI VP SMALL CAP VALUE FUND--CONCLUDED
-------------------------------------------------------------------------------
                                                   MARKET
DESCRIPTION                           SHARES     VALUE (000)
-------------------------------------------------------------------------------


   Leucadia National                   2,100         $  48
   Mony Group                          1,400            47
   Presidential Life                   3,675            51
   Radian Group                        1,475            76
   SCPIE Holdings                      1,200            25
   Stancorp Financial Group              800            26
                                                    ------
                                                       495
                                                    ------
LEASING & RENTING -- 2.3%
   GATX                                1,300            44
   Rent-A-Center*                      1,800            40
   Rent-Way*                           1,400            41
   Rollins Truck Leasing               4,300            30
   Xtra*                               1,000            39
                                                    ------
                                                       194
                                                    ------
LEISURE PRODUCTS -- 0.9%
   Arctic Cat                          3,500            42
   JAKKS Pacific*                      2,100            31
                                                    ------
                                                        73
                                                    ------
MACHINERY -- 4.1%
   Astec Industries*                   1,100            28
   Briggs & Stratton                   1,200            41
   Gehl*                                 700            10
   Helix Technology                      525            20
   Imation*                            1,800            53
   JLG Industries                      3,275            39
   Kulicke & Soffa Industries*           525            31
   Magnetek*                           1,800            14
   Manitowoc                           1,150            31
   PRI Automation*                       200            13
   Tecumseh Products, Cl A             1,500            57
                                                    ------
                                                       337
                                                    ------
MARINE TRANSPORTATION -- 0.9%
   Alexander & Baldwin                 3,450            76
                                                    ------
MEDICAL PRODUCTS & SERVICES -- 3.5%
   Diagnostic Products                 1,800            58
   First Health Group*                   625            21
   Hooper Holmes                       1,500            12
   Medical Manager*                      300            10
   MedQuist*                             925            31
   Orthodontic Centers of America*     1,475            33
   Quest Diagnostics*                  1,100            82
   Sola International*                 2,800            14
   Varian Medical Systems*               775            30
                                                    ------
                                                       291
                                                    ------
METAL FABRICATE/HARDWARE -- 1.0%
   Amcast Industrial                   1,400         $  12
   Commercial Metals                   2,600            71
                                                    ------
                                                        83
                                                    ------
MISCELLANEOUS MANUFACTURING -- 3.3%
   A.O. Smith                          2,225            47
   Aptargroup                            650            18
   Barnes Group                        2,000            33
   Dexter                              1,100            53
   ESCO Electronics*                   2,400            41
   Lancaster Colony                    1,500            29
   National Service Industries         1,600            31
   NCH                                   600            22
                                                    ------
                                                       274
                                                    ------
OFFICE SUPPLIES -- 0.1%
   Standard Register                     800            11
                                                    ------
PAPER & PAPER PRODUCTS -- 1.1%
   Pope & Talbot                       1,850            30
   Potlatch                            1,400            46
   Rock-Tenn, Cl A                     1,700            15
                                                    ------
                                                        91
                                                    ------
PETROLEUM & FUEL PRODUCTS -- 5.5%
   Atwood Oceanics*                      675            30
   Equitable Resources                   650            31
   Giant Industries*                   1,500            12
   Helmerich & Payne                   1,150            43
   Louisiana-Pacific                   3,000            33
   Murphy Oil                            725            43
   Patina Oil & Gas                    4,000            83
   Swift Energy*                       2,700            77
   Tom Brown*                          1,875            43
   Ultramar Diamond Shamrock           1,200            30
   Valero Energy                         800            25
   Varco International*                  200             5
                                                    ------
                                                       455
                                                    ------
PHOTOGRAPHIC EQUIPMENT & SUPPLIES -- 0.5%
   Polaroid                            2,200            40
                                                    ------
PRINTING & PUBLISHING -- 0.7%
   Banta                               1,700            32
   Scholastic*                           400            24
                                                    ------
                                                        56
                                                    ------

-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
                                                   MARKET
DESCRIPTION                           SHARES     VALUE (000)
-------------------------------------------------------------------------------


REAL ESTATE INVESTMENT TRUSTS -- 0.2%
   Franchise Finance of America          875         $  20
                                                    ------
RETAIL -- 5.2%
   Brown Shoe                          1,600            21
   Cato, Cl A                          2,800            33
   Children's Place*                   1,300            27
   Dress Barn*                         2,700            60
   Haverty Furniture                   3,000            25
   Pacific Sunwear of California*        725            14
   Rare Hospitality International*     1,600            45
   Ruby Tuesday                        1,750            22
   Ryan's Family Steak Houses*         8,200            69
   Spiegel, Cl A*                      3,025            26
   Zale*                               2,500            91
                                                    ------
                                                       433
                                                    ------
RUBBER-TIRES -- 0.2%
   Cooper Tire & Rubber                1,800            20
                                                    ------
SEMI-CONDUCTORS/INSTRUMENTS -- 2.0%
   ATMI*                                 875            41
   Electroglas*                          700            15
   ESS Technology*                     1,500            22
   International Rectifier*              525            29
   JNI*                                  400            13
   Varian Semiconductor Equipment*       725            46
                                                    ------
                                                       166
                                                    ------
SOFTWARE -- 2.0%
   Digi International*                 1,800            12
   Midway Games*                       2,300            19
   Progress Software*                  1,650            30
   Proxicom*                             575            28
   Sybase*                             3,325            76
                                                    ------
                                                       165
                                                    ------
STEEL & STEEL WORKS -- 1.9%
   AK Steel Holding                    6,800            54
   Carpenter Technology                1,400            30
   Precision Castparts                   700            32
   Quanex                                600             9
   Ryerson Tull                        2,000            21
   Tredegar                              700            13
                                                    ------
                                                       159
                                                    ------
TELEPHONES & TELECOMMUNICATION -- 0.4%
   Centigram Communications*             500            13
   Lightbridge*                          725            17
                                                    ------
                                                        30
                                                    ------
TRUCKING -- 2.2%
   Arkansas Best*                      2,900            29
   Roadway Express                     3,375            79
   USFreightways                       2,550            63
   Yellow*                             1,000            15
                                                    ------
                                                       186
                                                    ------
WHOLESALE -- 0.7%
   Handleman*                          2,600         $  32
   United Stationers*                    775            25
                                                    ------
                                                        57
                                                    ------
Total Common Stocks
   (Cost $8,068)                                     8,106
                                                    ------
REPURCHASE AGREEMENT -- 0.8%
   Morgan Stanley Dean Witter (A)
     6.250%,  dated  06/30/00,   matures
     07/03/00, repurchase price $64,751
     (collateralized  by U.S. Treasury
     Obligation, par value $65,114, 6.300%,
     07/03/00, total
     market value: $66,210)            $  65            65
                                                    ------
Total Repurchase Agreement
   (Cost $65)                                           65
                                                    ------
MONEY MARKET -- 1.7%
   Evergreen Select Money
     Market, Cl I                    145,148           145
                                                    ------
Total Money Market
   (Cost $145)                                         145
                                                    ------
Total Investments--100.3%
   (Cost $8,278)                                     8,316
                                                    ------
Other Assets and Liabilities, Net -- (0.3%)            (29)
                                                    ------
NET ASSETS:
Portfolio Shares (unlimited
   authorization -- no par value)
   based on 807,661 outstanding
   shares of beneficial interest                     8,078
Undistributed net investment income                     21
Accumulated net realized gain
   on investments                                      150
Net unrealized appreciation
   on investments                                       38
                                                    ------
Total Net Assets--100.0%                            $8,287
                                                    ======
Net Asset Value, Offering and Redemption
   Price Per Share                                  $10.26
                                                    ======
*NON-INCOME PRODUCING SECURITY.
(A) TRI-PARTY REPURCHASE AGREEMENT.
CL -- CLASS
LTD. -- LIMITED
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF NET ASSETS
-------------------------------------------------------------------------------
SEI INSURANCE PRODUCTS TRUST -- JUNE 30, 2000 (UNAUDITED)

SEI VP SMALL CAP GROWTH FUND
-------------------------------------------------------------------------------
                                                   MARKET
DESCRIPTION                           SHARES     VALUE (000)
-------------------------------------------------------------------------------


COMMON STOCKS -- 96.6%
BANKS -- 1.4%
   Silicon Valley Bancshares*          2,800        $  119
                                                    ------
BIOTECHNOLOGY -- 1.7%
   Genzyme Transgenics*                1,200            33
   LynxTherapeutics*                   1,400            67
   Maxim Pharmaceuticals*                900            46
                                                    ------
                                                       146
                                                    ------
BROADCASTING, NEWSPAPERS & ADVERTISING -- 2.2%
   Actv*                               1,600            24
   COX Radio, Cl A*                    1,200            34
   Getty Images*                       1,300            48
   Pegasus Communications*               400            20
   Polycom*                              700            66
                                                    ------
                                                       192
                                                    ------
BUILDING & CONSTRUCTION -- 1.2%
   Dycom Industries*                   1,800            83
   Insituform Technologies, Cl A*        900            24
                                                    ------
                                                       107
                                                    ------
COMMERCIAL SERVICES -- 5.3%
   Corporate Executive Board*            700            42
   Hall, Kinion & Associates*          2,000            67
   Horizon Offshore*                   3,400            53
   Learning Tree International*        1,500            92
   Plexus*                               500            56
   Quanta Services*                    2,000           110
   Wireless Facilities*                  800            41
                                                    ------
                                                       461
                                                    ------
COMMUNICATIONS EQUIPMENT -- 3.6%
   Andrew*                             2,300            77
   Efficient Networks*                   700            51
   SBA Communications*                   900            47
   Terayon*                            1,000            64
   Tut Systems*                        1,300            75
                                                    ------
                                                       314
                                                    ------
COMPUTERS & SERVICES -- 8.7%
   Anixter International*              3,000            79
   APEX*                               2,200            96
   Black Box*                          1,500           119
   Cybex Computer Products*            2,600           110
   Eloyalty*                             700             9
   Extreme Networks*                     500            53
   Mentor Graphics*                    4,000            79
   Netegrity*                            600            45
   Netsolve*                             700            18
   Paradyne Networks*                  1,800         $  59
   Rainbow Technologies*                 200            10
   SanDisk*                              600            37
   Technology Solutions*               7,600            47
                                                    ------
                                                       761
                                                    ------
DRUGS -- 8.4%
   Abgenix*                              800            96
   Algos Pharmaceuticals*              1,500            23
   Alkermes*                           1,200            57
   Alpharma, Cl A                        200            12
   Anesta*                             1,300            32
   Celgene*                            2,000           118
   Cell Therapeutics*                  1,000            31
   Cephalon*                           1,900           114
   Cubist Pharmaceuticals*             1,600            79
   First Horizon Pharmaceutical*       2,600            25
   Jones Pharma                        1,100            44
   Medicis Pharmaceutical, Cl A*         800            46
   NBTY*                               5,600            36
   SICOR*                              2,500            20
                                                    ------
                                                       733
                                                    ------
ELECTRICAL COMPONENTS & EQUIPMENT-- 5.2%
   Avnet                               1,300            77
   Cable Design Technologies*          2,600            87
   Littelfuse*                         1,500            73
   Power-One*                          1,900           216
                                                    ------
                                                       453
                                                    ------
ELECTRONICS -- 5.6%
   Cymer*                              1,000            48
   FEI*                                  800            24
   Integrated Device Technology*       1,600            96
   Kemet*                              3,700            93
   Kent Electronics*                   2,300            69
   L-3 Communications Holdings*          700            40
   Microchip Technology*                 700            41
   Sensormatic Electronics*            4,900            77
                                                    ------
                                                       488
                                                    ------
ENTERTAINMENT -- 0.7%
   Aztar*                              4,200            65
                                                    ------
FINANCIAL SERVICES -- 2.5%
   Affiliated Managers Group*          1,800            82
   Dain Rauscher                         600            40
   NCO Group*                            800            18
   Waddell & Reed Financial, Cl A      2,300            75
                                                    ------
                                                       215
                                                    ------

-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
                                                   MARKET
DESCRIPTION                           SHARES     VALUE (000)
-------------------------------------------------------------------------------


FOOD, BEVERAGE & TOBACCO -- 0.2%
   Wild Oates Markets*                 1,500         $  19
                                                    ------
INSURANCE -- 1.1%
   Oxford Health Plans*                4,000            95
                                                    ------
LEASING & RENTING -- 0.4%
   Rent-Way*                           1,200            35
                                                    ------
MACHINERY -- 1.9%
   Brooks Automation*                    900            58
   Cognex*                             1,700            88
   FSI International*                    800            17
                                                    ------
                                                       163
                                                    ------
MEDICAL PRODUCTS & SERVICES -- 5.9%
   Biosite Diagnostics*                1,300            63
   Cytyc*                                600            32
   First Health Group*                 1,300            43
   Gilead Sciences*                      400            28
   Impath*                             1,300            70
   LifePoint Hospitals*                2,200            49
   Pharmacyclics*                        600            37
   PolyMedica*                         1,600            69
   Quest Diagnostics*                  1,100            82
   Tanox*                                900            43
                                                    ------
                                                       516
                                                    ------
METAL FABRICATE/HARDWARE -- 1.5%
   Maverick Tube*                      4,500           131
                                                    ------
PETROLEUM & FUEL PRODUCTS -- 9.6%
   Devon Energy                          800            45
   Helmerich & Payne                   1,700            64
   Key Energy Group*                   4,000            38
   Marine Drilling*                    1,600            45
   National-Oilwell*                   2,000            66
   Newfield Exploration*               2,300            90
   Patterson Energy*                   2,900            83
   Precision Drilling*                 1,700            66
   Shaw Group*                         2,000            94
   UTI Energy*                         1,900            76
   Valero Energy                       2,500            79
   Vintage Petroleum                   4,000            90
                                                    ------
                                                       836
                                                    ------
RETAIL -- 7.8%
   Cheesecake Factory*                 2,150         $  59
   Chico's FAS*                        3,200            64
   Dollar Tree Stores*                   450            18
   Duane Reade*                        1,300            33
   Factory 2-U Stores*                 2,800           106
   HOT Topic*                          1,900            61
   Insight Enterprises*                  800            47
   Kenneth Cole Productions*             900            36
   Pacific Sunwear of California*      1,100            21
   PC Connection*                      2,350           134
   Talbots                             1,100            60
   Tweeter Home Entertainment
     Group*                            1,200            36
                                                    ------
                                                       675
                                                    ------
SEMI-CONDUCTORS/INSTRUMENTS -- 10.6%
   Actel*                              3,000           137
   ASM International*                  3,500            93
   Fairchild Semiconductor
     International, Cl A*              1,400            57
   General Semiconductor*              3,100            46
   GlobeSpan*                            900           110
   International Rectifier*            1,300            73
   Lattice Semiconductor*              1,100            76
   LTX*                                1,200            42
   Photronics Labs*                    1,100            31
   Rudolph Technologies*               1,200            46
   Silicon Valley Group*               3,300            85
   Stratos Lightwave*                    900            25
   Telcom Semiconductor*                 500            20
   Triquint Semiconductor*               600            57
   Varian Semiconductor Equipment*       300            19
   Xicor*                                800             5
                                                    ------
                                                       922
                                                    ------
SOFTWARE -- 10.3%
   Accrue Software*                    1,200            43
   Brio Technology*                      900            19
   Broadbase Software*                 2,500            77
   Digimarc*                           1,500            58
   DSET*                                 200             6
   Embarcadero Technologies*             700            21
   Informatica*                          900            74
   Intranet Solutions*                 1,600            61
   Keynote Systems*                    1,000            71
   LifeMinders*                        1,000            30
   Mercator Software*                    700            48
   Micromuse*                            600            99
   MyPoints.com*                         700            13
   National Instruments*                 900            39
   Peregrine Systems*                  1,300            45

STATEMENT OF NET ASSETS
-------------------------------------------------------------------------------
SEI INSURANCE PRODUCTS TRUST -- JUNE 30, 2000 (UNAUDITED)

SEI VP SMALL CAP GROWTH FUND--CONCLUDED
-------------------------------------------------------------------------------
                                    SHARES/FACE    MARKET
DESCRIPTION                        AMOUNT (000)  VALUE (000)
-------------------------------------------------------------------------------


   Preview Systems*                      200          $  3
   Probusiness Services*                 300             8
   Quest Software*                     1,100            61
   Silver Stream Software*               900            52
   Versata*                            1,700            68
                                                    ------
                                                       896
                                                    ------
TELEPHONES & TELECOMMUNICATION -- 0.6%
   Viatel*                             1,100            31
   Z-Tel Technologies*                 1,500            18
                                                    ------
                                                        49
                                                    ------
WHOLESALE -- 0.2%
   United Stationers*                    600            19
                                                    ------
Total Common Stocks
   (Cost $7,414)                                     8,410
                                                    ------
MONEY MARKETS -- 3.5%
   Evergreen Money Market
     Trust, Cl Y                      76,014            76
   Evergreen Select Money
     Market, Cl I                    229,242           229
                                                    ------
Total Money Markets
   (Cost $305)                                         305
                                                    ------
REPURCHASE AGREEMENT -- 0.9%
   Morgan Stanley Dean Witter (A)
     6.250%,  dated  06/30/00,  matures
     07/03/00, repurchase price $76,275
     (collateralized  by U.S. Treasury
     Obligation,  par value $76,546,
     6.300%, 07/03/00, total market
     value: $77,993)                    $ 76            76
                                                    ------
Total Repurchase Agreement
   (Cost $76)                                           76
                                                    ------
Total Investments--101.0%
   (Cost $7,795)                                     8,791
                                                    ------
OTHER ASSETS AND LIABILITIES, NET -- (1.0%)            (82)
                                                    ------
NET ASSETS:
Portfolio Shares (unlimited
   authorization -- no par value)
   based on 809,065 outstanding
   shares of beneficial interest                    $8,089
Accumulated net investment loss                         (8)
Accumulated net realized loss
   on investments                                     (368)
Net unrealized appreciation on investments             996
                                                    ------
Total Net Assets--100.0%                            $8,709
                                                    ======
Net Asset Value, Offering and Redemption
   Price Per Share                                  $10.76
                                                    ======
*NON-INCOME PRODUCING SECURITY.
(A) TRI-PARTY REPURCHASE AGREEMENT.
CL -- CLASS
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

SEI VP INTERNATIONAL EQUITY FUND
-------------------------------------------------------------------------------
                                                 MARKET
DESCRIPTION                          SHARES    VALUE (000)
-------------------------------------------------------------------------------

FOREIGN COMMON STOCKS -- 97.2%
AUSTRALIA -- 2.0%
   Broken Hill Proprietary             6,500         $  77
   Lend Lease Ltd.                     2,500            32
   News                                3,600            49
   Westpac Banking                    10,000            72
                                                    ------
                                                       230
                                                    ------
BRAZIL -- 1.0%
   Embratel Participacoes ADR          4,938           117
                                                    ------
CANADA -- 3.2%
   Bank of Nova Scotia                 1,200            29
   Bombardier, Cl B                    1,800            49
   Manulife Financial                    800            14
   Nortel Networks                     2,955           204
   Thomson                             2,000            68
   Toronto Dominion Bank                 600            15
                                                    ------
                                                       379
                                                    ------
DENMARK -- 0.2%
   Aixtron*                              200            27
                                                    ------
FINLAND -- 1.7%
   Nokia OYJ                           3,270           166
   UPM-Kymmene                         1,500            37
                                                    ------
                                                       203
                                                    ------
FRANCE -- 9.7%
   Alcatel                             1,236            81
   Aventis                             2,031           148
   Aventis - New                       1,388           100
   Bouygues*                             100            67
   Compagnie de Saint Gobain             400            54
   Louis Vuitton Moet Hennessy*          120            49
   Pechiney, Cl A                      1,000            42
   Peugeot                               100            20
   Sanofi-Synthelabo                   1,500            71
   STMicroelectronics                  1,600           101
   Societe Television Francaise 1      1,000            69
   Total Fina, Cl B*                   1,107           169
   Vivendi                             1,859           164
                                                    ------
                                                     1,135
                                                    ------
GERMANY -- 6.8%
   Allianz ADR                           311           113
   Bayerische Motoren Werke            4,694           141
   DaimlerChrysler                       400            21
   Deutsche Telekom                      500            28
   Epcos*                                400         $  40
   Infineon Technologies ADR*            200            16
   Infineon Technologies*              1,700           134
   Siemens                             1,379           207
   Veba*                               2,047           100
                                                    ------
                                                       800
                                                    ------
HONG KONG -- 2.8%
   China Telecom (Hong Kong)*         18,000           159
   China Unicom                       22,000            47
   Hutchison Whampoa*                  4,400            55
   Johnson Electric Holdings*          6,000            57
   Legend Holdings Ltd.               14,000            14
                                                    ------
                                                       332
                                                    ------
IRELAND -- 0.2%
   CRH PLC                             1,400            25
                                                    ------
ITALY -- 4.6%
   Banca Nazionale Del Lavoro         25,318            89
   ENI                                24,410           141
   Mediaset                            8,764           133
   Telecom Italia Mobile*             14,123           144
   Unicredito Italiano                 7,200            34
                                                    ------
                                                       541
                                                    ------
JAPAN -- 24.5%
   Advantest                             400            89
   Bridgestone Corporation             1,000            21
   Chugai Pharmaceutical Ltd.          3,000            57
   DDI                                     2            19
   Fuji Bank*                         13,000            99
   Fuji Soft ABC                       1,000            59
   Fujitsu                             4,000           139
   Fujitsu Support and Service           100            10
   Hirose Electric                       500            78
   Jusco Ltd.                          4,000            76
   Kao                                 1,000            31
   Matsushita Communications           1,000           117
   Mitsubishi Heavy Industries        12,000            53
   Mitsubishi Motors*                 10,000            43
   Mitsui Marine and Fire Insurance   10,000            48
   Murata Manufacturing Ltd.           1,000           144
   NEC*                                5,000           157
   Nikon                               3,000           111
   Nintendo Ltd.                         300            52
   Nippon Sheet Glass                  3,000            42
   Nippon Telegraph & Telephone           13           173
   Nissan Motors*                      7,000            41
   Nomura Securities                   2,000            49
   NTT Mobile Communication
     Network*                             11           298

STATEMENT OF NET ASSETS
-------------------------------------------------------------------------------
SEI INSURANCE PRODUCTS TRUST -- JUNE 30, 2000 (UNAUDITED)

SEI VP INTERNATIONAL EQUITY FUND--CONCLUDED
-------------------------------------------------------------------------------
                                                   MARKET
DESCRIPTION                           SHARES     VALUE (000)
-------------------------------------------------------------------------------

   Rohm Ltd.                             600        $  175
   Sakura Bank Ltd.                   18,000           124
   Sanwa Bank Ltd.                     2,000            16
   Shionogi Ltd.                       2,000            38
   Softbank                              300            41
   Sony*                               1,500           140
   Suzuki Motor                        1,000            13
   Taiyo Yuden Ltd.                    1,000            63
   Takefuji Corporation                  600            73
   Tokyo Electron Ltd.                 1,000           137
   Toray                               9,000            37
                                                    ------
                                                     2,863
                                                    ------
MEXICO -- 1.7%
   Telefonos de Mexico ADR             3,478           199
                                                    ------
NETHERLANDS -- 10.6%
   ABN AMRO Holding                    3,100            76
   Aegon                               2,400            85
   Ahold                               2,933            86
    ASM Lithography Holdings*          2,100            90
   Gucci Group ADR                     1,366           129
   Heineken*                           1,400            85
   Koninklijke KPN                     4,475           200
   KPNQwest*                           1,977            78
   Philips Electronics                 1,436            68
   Unilever                            1,714            78
   VNU                                 2,708           139
   Wolters Kluwer                      4,938           131
                                                    ------
                                                     1,245
                                                    ------
NORWAY -- 0.3%
   Norsk Hydro*                          900            38
                                                    ------
PORTUGAL -- 0.4%
   Portugal Telecom ADR                2,200            25
   Telecel-Comunicacoes Pessoais       1,200            18
                                                    ------
                                                        43
                                                    ------
SINGAPORE -- 1.5%
   Chartered Semiconductor
     Manufacturing Ltd.*               1,200            10
   Creative Technology Ltd.            1,000            24
   DBS Group Holdings Ltd.            11,000           141
                                                    ------
                                                       175
                                                    ------
SOUTH KOREA -- 2.9%
   Korea Telecom ADR                   2,009         $  97
   Pohang Iron & Steel ADR               700            17
   Samsung Electronics GDR               400            78
   Samsung Electronics GDR (A)           259            51
   SK Telecom Ltd. ADR                 2,560            93
                                                    ------
                                                       336
                                                    ------
SPAIN -- 1.6%
   Banco Bilbao Vizcaya Argentaria     2,000            30
   Telefonica de Espana*               7,479           160
                                                    ------
                                                       190
                                                    ------
SWEDEN -- 4.0%
   AstraZeneca PLC                     3,600           168
   Foreningssparbaken, Ser A           3,000            44
   Telefonaktiebolaget LM
     Ericsson, Cl B                    2,812           254
                                                    ------
                                                       466
                                                    ------
SWITZERLAND -- 3.1%
   Adecco                                 16            14
   Compagnie Financiere Richemont,
     Cl A                                 30            81
   Holderbank Financiere Glarus*          35            43
   Nestle - Registered                    28            56
   Novartis*                              60            95
   Swiss Reinsurance - Registered         15            31
   Swisscom                              110            38
                                                    ------
                                                       358
                                                    ------
TAIWAN -- 1.1%
   Taiwan Semiconductor
     Manufacturing Ltd. ADR*           3,300           128
                                                    ------
UNITED KINGDOM -- 13.3%
   AstraZeneca                         2,061            96
   BAE Systems                        26,323           164
   British Airways*                    7,000            40
   Cable & Wireless                    8,862           150
   Cadbury Schweppes                  10,000            66
   GKN                                 2,500            32
   Glaxo Wellcome                      4,208           123
   Invensys                           17,000            64
   Lloyds TSB Group                    8,700            81
   New Dixons Group                    6,500            27
   Reed International                 13,297           116
   Reuters Group                       2,800            48
   Royal Bank of Scotland Group        1,900            32
   Shell Transportation &
     Trading                           6,000            50

-------------------------------------------------------------------------------
                                   SHARES/FACE   MARKET
DESCRIPTION                       AMOUNT (000) VALUE (000)
-------------------------------------------------------------------------------


   Telewest Communications*           15,325         $  53
   Unilever                            1,000             6
   Vodafone AirTouch                 102,566           415
                                                    ------
                                                     1,563
                                                    ------
Total Foreign Common Stocks
   (Cost $11,713)                                   11,393
                                                    ------
FOREIGN PREFERRED STOCK -- 1.0%
GERMANY -- 1.0%
   SAP*                                  639           118
                                                    ------
Total Foreign Preferred Stock
   (Cost $141)                                         118
                                                    ------
REPURCHASE AGREEMENT -- 0.7%
   Morgan Stanley Dean Witter (B)
     6.250%,  dated  06/30/00,   matures
     07/03/00, repurchase price $71,729
     (collateralized  by U.S. Treasury
     Obligation, par value $71,985, 6.300%,
     07/03/00, total market
     value: $73,345)                    $ 72            72
                                                    ------
Total Repurchase Agreement
   (Cost $72)                                           72
                                                    ------
Total Investments--98.9%
   (Cost $11,926)                                   11,583
                                                    ------
OTHER ASSETS AND LIABILITIES, NET--1.1%                136
                                                    ------
NET ASSETS:
Portfolio Shares (unlimited
   authorization -- no par value)
   based on 1,211,126 outstanding
   shares of beneficial interest                   $12,108
Undistributed net investment income                     23
Accumulated net realized loss
   on investments                                      (70)
Net unrealized depreciation on investments            (343)
Net unrealized appreciation on forward
   foreign currency contracts, foreign
   currencies and translation of other
   assets and liabilities denominated
   in foreign currencies                                 1
                                                   -------
Total Net Assets--100.0%                           $11,719
                                                   =======
Net Asset Value, Offering and Redemption
   Price Per Share                                   $9.68
                                                   =======
*NON-INCOME PRODUCING SECURITY.
(A) SECURITY EXEMPT FROM REGISTRATION UNDER RULE 144A OF THE SECURITIES ACT OF 1933. THESE SECURITIES MAY BE RESOLD IN TRANSACTIONS EXEMPT FROM REGISTRATION NORMALLY TO QUALIFIED INSTITUTIONS.
(B) TRI-PARTY REPURCHASE AGREEMENT.
ADR -- AMERICAN DEPOSITARY RECEIPT
CL -- CLASS
GDR -- GLOBAL DEPOSITARY RECEIPT
LTD. -- LIMITED
PLC -- PUBLIC LIMITED COMPANY
SER -- SERIES

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF NET ASSETS
-------------------------------------------------------------------------------
SEI INSURANCE PRODUCTS TRUST -- JUNE 30, 2000 (UNAUDITED)

SEI VP EMERGING MARKETS EQUITY FUND
-------------------------------------------------------------------------------
                                                   MARKET
DESCRIPTION                           SHARES     VALUE (000)
-------------------------------------------------------------------------------


FOREIGN COMMON STOCKS -- 97.5%
ARGENTINA -- 0.5%
   Banco de Galicia y
     Bueno Aires ADR                     300          $  4
   PC Holdings ADR                       600            11
   Telecom Argentina ADR               1,000            28
                                                    ------
                                                        43
                                                    ------
BRAZIL -- 10.2%
   Aracruz Celulose ADR                  600            12
   Banco Bradesco                  5,000,000            44
   Banco Itau                        170,000            15
   Brasil Telecom Participacoes
     ADR                                 700            51
   CIA Paranaense DE Energia
     ADR                               4,700            44
   Companhia Brasileira de
     Distribuicao Grupo de Acucar
     ADR                               1,640            53
   Companhia Vale do Rio Doce
     ADR                               1,500            42
   Embratel Participacoes ADR          6,000           142
   Globo Cabo ADR                        800            11
   Petroleo Brasileiro ADR             4,540           138
   Tele Celular Sul Participacoes
     ADR                                 500            23
   Tele Norte Leste Participacoes
     ADR                               4,925           117
   Telecomunicacoes Brasileiras ADR      900            87
   Telesp Celular Participacoes ADR    1,650            74
   Ultrapar Participacoes ADR          1,300            13
   Unibanco - Uniao de Bancos
     Brasileiros GDR                   1,200            35
                                                    ------
                                                       901
                                                    ------
CHILE -- 1.0%
   Banco de Edwards ADR*                 500             7
   Cervecerias Unidas ADR                840            19
   Compania Telecomunicaciones
     de Chile ADR                      1,500            27
   Distribucion y Sevicio D&S ADR        400             7
   Enersis ADR*                        1,000            20
   Quinenco ADR                        1,000            10
                                                    ------
                                                        90
                                                    ------
CHINA -- 0.3%
   Yizheng Chemical Fibre, Cl H      114,000            23
                                                    ------
CZECH REPUBLIC -- 1.2%
   Ceske Radiokomunikace GDR             900            40
   Cesky Telecom GDR*                  3,800            64
                                                    ------
                                                       104
                                                    ------
EGYPT -- 0.3%
   Mobinil Egyptian Mobile Network*      800        $   26
                                                    ------
GREECE -- 1.0%
   Alpha Bank                            600            24
   Hellenic Telecommunications
     Organization                      2,000            49
   National Bank of Greece               280            11
   Stet Hellas Telecommunication
     ADR*                                400             8
                                                    ------
                                                        92
                                                    ------
HONG KONG -- 5.7%
   China Telecom (Hong Kong)*         32,000           282
   China Unicom                       53,000           113
   Founder Holdings Ltd.              28,000            12
   Legend Holdings Ltd.               40,000            39
   PetroChina Ltd.                   308,000            64
                                                    ------
                                                       510
                                                    ------
HUNGARY -- 1.4%
   Egis                                  600            25
   Matav ADR                           2,070            71
   MOL Magyar Olaj ES Gazipari
     GDR* (A)                          1,050            15
   OTP Bank GDR*                         250            13
                                                    ------
                                                       124
                                                    ------
INDIA -- 4.9%
   ICICI Banking Ltd. ADR              5,200            75
   Infosys Technologies Ltd.             600           106
   Larsen & Toubro GDR*                2,000            22
   Ranbaxy Laboratories Ltd. GDR       2,500            41
   Reliance Industries Ltd. GDR        3,800            81
   Videsh Sanchar GDR                  7,000           109
                                                    ------
                                                       434
                                                    ------
INDONESIA -- 1.3%
   Indofood Sukses Makmur*            42,000            23
   Pentamedia Graphics GDR             6,000            83
   Telekomunikasi                     33,000            12
                                                    ------
                                                       118
                                                    ------
ISRAEL -- 5.8%
   Bank Hapoalim Ltd.                 37,000           107
   Bank Leumi Le-Israel*               9,800            20
   Check Point Software Technologies     670           142

-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
                                                 MARKET
DESCRIPTION                          SHARES    VALUE (000)
-------------------------------------------------------------------------------


   Gilat Satellite Networks Ltd.*        500         $  35
   M-Systems Flash Disk Pioneers*        300            23
   Nice Systems Ltd.                     300            23
   Orckit Communications Ltd.*           600            18
   Teva Pharmaceutical ADR             2,650           147
                                                    ------
                                                       515
                                                    ------
LUXEMBERG -- 0.2%
   Quilmes Industrial ADR              1,300            14
                                                    ------
MALAYSIA -- 4.3%
   AMMB Holdings Berhad               22,000            74
   Digi.com Berhad                     6,000            11
   Genting Berhad                      6,000            22
   Malayan Banking Berhad             14,000            57
   Telekom Malaysia Berhad            10,500            36
   Tenaga Nasional Berhad             49,400           161
   United Engineers*                  11,000            22
                                                    ------
                                                       383
                                                    ------
MEXICO -- 14.3%
   Cemex CPO                           7,600            36
   Coca Cola Femsa ADR                 2,400            45
   Fomento Economico Mexicano          9,100            39
   Fomento Economico Mexicano
     ADR                                 500            22
   Grupo Financiero Banamex
     Accival, Cl O                    28,100           196
   Grupo Modelo, Ser C                 8,100            18
   Grupo Radio Centro ADR              2,300            26
   Grupo Televisa GDR*                 1,900           131
   Interamericana de
     Entretenimiento, Cl B*           32,000           128
   Kimberly Clark de Mexico, Cl A     11,000            31
   Telefonos de Mexico ADR             7,300           417
   TV Azteca ADR                       5,700            75
   TV Azteca CPO                       9,000             7
   Walmart de Mexico, Ser C*          21,000            48
   Walmart de Mexico, Ser V           22,000            52
                                                    ------
                                                     1,271
                                                    ------
PERU -- 0.2%
   Credicorp Ltd.                      2,300            21
                                                    ------
PHILIPPINES -- 0.3%
   Manila Electric Company, Cl B       3,600             5
   Philippine Long Distance Telephone  1,000            18
                                                    ------
                                                        23
                                                    ------
POLAND -- 0.7%
   KGHM Polska Meidz GDR*              1,300         $  19
   Prokom Software*                      500            26
   Telekomunikacja Polska GDR*         2,000            14
                                                    ------
                                                        59
                                                    ------
RUSSIA -- 2.8%
   Golden Telecom*                       600            18
   Lukoil Holding ADR                  2,520           125
   Mobile Telesystems                    210             5
   Rostlecom ADR                         750            10
   Surgutneftegaz ADR                  5,550            72
   Unified Energy Systems GDR          1,000            12
   Vimpel Communication ADR*             200             4
                                                    ------
                                                       246
                                                    ------
SINGAPORE -- 1.5%
   Datacraft Asia Ltd.                15,600           137
                                                    ------
SOUTH AFRICA -- 5.0%
   African Bank Investments Ltd.*      9,500            12
   Amalgamated Banks of
     South Africa                      4,500            17
   Anglo American Platinum             1,200            35
   Barlow Rand                         2,200            13
   Dimension Data Holdings Ltd.*      14,600           121
   Fedsure Holdings Ltd.               1,500             7
   FirstRand Ltd.                     18,200            19
   Impala Platinum Holdings Ltd.       1,400            52
   Johnnies Industrial                 1,700            23
   M-Cell Ltd.                         5,400            26
   Nampak*                             7,100            15
   Profurn Ltd.                       32,000            19
   Sanlam                             23,200            27
   Sappi Ltd.                          3,500            26
   Sasol Ltd.                          5,100            34
                                                    ------
                                                       446
                                                    ------
SOUTH KOREA -- 15.6%
   Housing & Commercial Bank           1,000            23
   Kookmin Bank GDR                    9,500           121
   Korea Electric Power ADR           13,100           241
   Korea Telecom ADR                   4,700           227
   Pohang Iron & Steel ADR             2,400            58
   Samsung Electronics GDR (A)         2,500           491
   Shinhan Bank GDR                    1,000            19
   SK Telecom Ltd. ADR                 4,900           178
   Softbank GDR*                         500            25
                                                    ------
                                                     1,383
                                                    ------

STATEMENT OF NET ASSETS
-------------------------------------------------------------------------------
SEI INSURANCE PRODUCTS TRUST -- JUNE 30, 2000 (UNAUDITED)

SEI VP EMERGING MARKETS EQUITY FUND--CONCLUDED
-------------------------------------------------------------------------------
                                   SHARES/FACE        MARKET
DESCRIPTION                        AMOUNT (000)  VALUE (000)
-------------------------------------------------------------------------------


TAIWAN -- 13.7%
   Acer GDR*                           6,000         $  56
   Advanced Semiconductor
     Engineering                       1,200            20
   ASE Test Ltd.*                      2,000            59
   Asustek Computer GDR               10,804            99
   Far Eastern Textile Ltd. GDR*       2,000            25
   GigaMedia Ltd.*                       900            11
   HON HAI Precision Industry
     GDR*                             10,500           263
   Powerchip Semiconductor ADR*        3,568            72
   Siliconware Precision Industries
     GDR*                              3,500            40
   Synnex Technology International
     GDR*                              2,400            52
   Systex GDR                          5,700            61
   Taiwan Semiconductor
     Manufacturing Ltd. ADR-New*         900            35
   Taiwan Semiconductor
     Manufacturing Ltd. ADR*           9,456           366
   Winbond Electronics GDR*            2,028            58
                                                    ------
                                                     1,217
                                                    ------
THAILAND -- 0.8%
   Advanced Info Service
     Public Ltd.*                      2,000            25
   Siam Cement*                          800            15
   Telecomasia Ltd.*                  29,000            32
                                                    ------
                                                        72
                                                    ------
TURKEY -- 4.3%
   Arcelik                         1,020,000            50
   Dogan Yayin Holding*            2,339,800            40
   Erciyas Biracilik VE Malt*        400,000            19
   Hurriyet Gazeteci*              2,487,100            24
   KOC Holding                       260,000            18
   Sabanci Holding                 1,000,000            12
   Tofas Turk Otomobil Fabrik*     1,078,000            19
   Turkiye Garanti Bankasi*        7,337,000            89
   Turkiye IS Bankasi              1,252,100            27
   Vestel Elektronik Sanayi*         121,000            37
   Yapi VE Kredi Bankasi*          4,389,000            49
                                                    ------
                                                       384
                                                    ------
UNITED STATES -- 0.2%
   Tricom ADR*                         1,400            21
                                                    ------
                                                        21
                                                    ------
Total Foreign Common Stocks
   (Cost $9,201)                                     8,657
                                                    ------
FOREIGN CONVERTIBLE BOND -- 0.2%
POLAND -- 0.2%
   Elektrim
     CV to 63.7437 Shares
     3.750%, 07/02/04                   $ 24         $  22
                                                    ------
Total Foreign Convertible Bond
   (Cost $25)                                           22
                                                    ------
REPURCHASE AGREEMENTS -- 3.1%
   Morgan Stanley Dean Witter (B)
     6.250%,  dated  06/30/00,   matures
     07/03/00, repurchase price $38,356
     (collateralized  by U.S. Treasury
     Obligation, par value $38,586, 6.300%,
     07/03/00, total
     market value: $39,220)               38            38
   State Street Bank (B)
     5.250%,  dated  06/30/00,  matures
     07/03/00, repurchase price $228,099
     (collateralized by U.S. Treasury Note,
     par  value  $235,000,   6.375%,
     06/30/02, total
     market value: $235,132)             228           228
                                                    ------
Total Repurchase Agreements
   (Cost $266)                                         266
                                                    ------
Total Investments--100.8%
   (Cost $9,492)                                     8,945
                                                    ------
OTHER ASSETS AND LIABILITIES, NET-- (0.8%)             (66)
                                                    ------
NET ASSETS:
Portfolio Shares (unlimited
   authorization -- no par value)
   based on 1,007,768 outstanding
   shares of beneficial interest                    10,069
Accumulated net investment loss                        (12)
Accumulated net realized loss
   on investments                                     (631)
Net unrealized depreciation on investments            (547)
                                                    ------
Total Net Assets--100.0%                            $8,879
                                                    ======
Net Asset Value, Offering and Redemption
   Price Per Share                                   $8.81
                                                    ======
*NON-INCOME PRODUCING SECURITY.
(A) SECURITY EXEMPT FROM REGISTRATION UNDER RULE 144A OF THE SECURITIES ACT OF 1933. THESE SECURITIES MAY BE RESOLD IN TRANSACTIONS EXEMPT FROM REGISTRATION NORMALLY TO QUALIFIED INSTITUTIONS.
(B) TRI-PARTY REPURCHASE AGREEMENT.
ADR -- AMERICAN DEPOSITARY RECEIPT
CL -- CLASS
CV -- CONVERTIBLE SECURITY
GDR -- GLOBAL DEPOSITARY RECEIPT
LTD. -- LIMITED
PLC -- PUBLIC LIMITED COMPANY

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS
-------------------------------------------------------------------------------

SEI VP CORE FIXED INCOME FUND
-------------------------------------------------------------------------------
                                      FACE       MARKET
DESCRIPTION                       AMOUNT (000) VALUE (000)
-------------------------------------------------------------------------------

U.S. TREASURY OBLIGATIONS -- 47.4%
   U.S. Treasury Bills
     6.123%, 12/28/00                 $1,500       $ 1,456
     5.697%, 07/20/00                    500           499
   U.S. Treasury Notes (A)
     3.875%, 04/15/29                    403           402
     3.625%, 01/15/08                    585           568
   U.S. Treasury Notes
     8.000%, 11/15/21                  1,175         1,418
     6.500%, 02/15/10                    220           227
     6.250%, 05/15/30                     10            10
     5.250%, 11/15/28                    190           168
     4.750%, 11/15/08                     50            45
                                                    ------
Total U.S. Treasury Obligations
   (Cost $4,815)                                     4,793
                                                    ------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 3.0%
   FHLMC Discount Note
     6.866%, 11/09/00                    200           195
   FNMA
     7.125%, 02/15/05                     60            60
     6.000%, 05/15/08                     10             9
     5.750%, 02/15/08                     10             9
   TVA
     7.125%, 05/01/30                     30            30
                                                    ------
Total U.S. Government Agency Obligations
   (Cost $303)                                         303
                                                    ------
U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS -- 37.5%
   FHLMC TBA
     8.000%, 07/01/30                    100           101
   FNMA
     8.000%, 07/17/30                    100           100
     7.500%, 07/01/30                    700           690
     7.000%, 07/01/15                    150           147
     7.000%, 07/17/30                    150           145
     6.500%, 07/17/30                    700           659
     6.000%, 07/01/30                    200           183
   GNMA
     7.500%, 03/15/29                     80            80
     7.500%, 07/01/30                    400           397
     7.500%, 08/15/28                    100            99
     7.000%, 07/01/30                    400           389
     6.500%, 07/01/30                    650           616
     6.000%, 07/01/30                    200           184
                                                    ------
Total U.S. Government Mortgage-Backed
   Obligations (Cost $3,785)                         3,790
                                                    ------
CORPORATE OBLIGATIONS -- 15.0%
AEROSPACE & DEFENSE -- 1.9%
   Lockheed Martin
     8.500%, 12/01/29                 $  100        $  102
   Raytheon
     6.750%, 08/15/07                    100            93
                                                    ------
                                                       195
                                                    ------
CHEMICALS -- 1.7%
   Dow Chemical
     7.375%, 11/01/29                    100            97
   Rohm & Haas
     7.850%, 07/15/29                     75            76
                                                    ------
                                                       173
                                                    ------
COMPUTERS & SERVICES -- 1.2%
   IBM MTN
     5.625%, 04/12/04                    125           119
                                                    ------
ELECTRICAL SERVICES -- 1.0%
   Southern California Edison,
     Ser 1993-J
     5.625%, 10/01/02                    100            97
                                                    ------
ENVIRONMENTAL SERVICES -- 0.9%
   Waste Management
     7.100%, 08/01/26                    100            94
                                                    ------
FINANCIAL SERVICES -- 2.9%
   Associates NA
     5.500%, 02/15/04                    100            93
   Goldman Sachs Group MTN
     7.350%, 10/01/09                    100            96
   Heller Financial MTN (B)
     6.350%, 04/02/01                    100           100
                                                    ------
                                                       289
                                                    ------
INSURANCE -- 1.2%
   Loews
     7.000%, 10/15/23                     50            42
   Safeco Capital Trust
     8.072%, 07/15/37                    100            85
                                                    ------
                                                       127
                                                    ------
PRINTING & PUBLISHING -- 0.8%
   Time Warner
     6.625%, 05/15/29                    100            84
                                                    ------

SCHEDULE OF INVESTMENTS
-------------------------------------------------------------------------------
SEI INSURANCE PRODUCTS TRUST -- JUNE 30, 2000 (UNAUDITED)

SEI VP CORE FIXED INCOME FUND--CONCLUDED
-------------------------------------------------------------------------------
                                   SHARES/FACE     MARKET
DESCRIPTION                        AMOUNT (000)  VALUE (000)
-------------------------------------------------------------------------------


RAILROADS -- 0.8%
   Union Pacific
     6.625%, 02/01/29                  $ 100         $  83
                                                    ------
TELEPHONES & TELECOMMUNICATION -- 2.6%
   GTE
     6.840%, 04/15/18                    100            90
   GTE California, Ser A
     5.625%, 02/01/01                    170           168
                                                    ------
                                                       258
                                                    ------
Total Corporate Obligations
   (Cost $1,526)                                     1,519
                                                    ------
YANKEE BONDS -- 9.8%
   Bank Of Tokyo-Mitsubishi
     8.400%, 04/15/10                    100           102
   CIT Group
     7.125%, 10/15/04                    100            97
   DaimlerChrysler Holdings NA
     7.400%, 01/20/05                    100           100
   Deutsche Telekon
     8.250%, 06/15/30                    100           102
   Electronic Data Systems
     7.125%, 10/15/09                    100            97
   General Motors Acceptance
     5.850%, 01/14/09                    100            88
   Hydro-Quebec, Ser HQ
     9.500%, 11/15/30                     50            59
   Hydro-Quebec, Ser HY
     8.400%, 01/15/22                     60            63
   Lucent Technologies
     6.450%, 03/15/29                    100            88
   TCI Communications
     6.375%, 05/01/03                    100            98
   Wal-Mart Stores
     6.875%, 08/10/09                    100            98
                                                    ------
Total Yankee Bonds
   (Cost $990)                                         992
                                                    ------
OPTIONS -- 0.0%
   August 2000 Long Bond Call              4          $  2
   August 2000 Five Year Note Put         (1)           --
   September 2000 U.S. Long Bond Put      (4)           (2)
   October 2000 U.S. Long Bond Put        (4)           (1)
                                                    ------
Total Options
   (Cost ($2))                                          (1)
                                                    ------
REPURCHASE AGREEMENTS -- 38.6%
   JP Morgan (C)
     6.730%,  dated 06/30/00,  matures
     07/03/00, repurchase price $1,951,348
     (collateralized by GNMA, par value
     $2,178,238, 6.500%, 06/15/29,
     total market value: $2,000,157) $ 1,951         1,951
   Morgan Stanley Dean Witter (C)
     6.730%,  dated 06/30/00,  matures
     07/03/00, repurchase price $1,951,348
     (collateralized by FHLMC, par value
     $3,321,000, 5.750%, 04/15/03,
     total market value: $1,998,968)   1,950         1,950
                                                    ------
Total Repurchase Agreements
   (Cost $3,901)                                     3,901
                                                    ------
Total Investments--151.3%
   (Cost $15,318)                                  $15,297
                                                   =======
*NON-INCOME PRODUCING SECURITY.
(A) U.S. TREASURY INFLATION INDEX NOTE
(B) VARIABLE RATE SECURITY - THE RATE REPORTED ON THE SCHEDULE OF INVESTMENTS IS THE RATE IN EFFECT AS OF JUNE 30, 2000.
(C) TRI-PARTY  REPURCHASE  AGREEMENT.
FHLMC -- FEDERAL  HOME  LOAN  MORTGAGE  CORPORATION
FNMA -- FEDERAL  NATIONAL MORTGAGE  ASSOCIATION
GNMA -- GOVERNMENT  NATIONAL  MORTGAGE  ASSOCIATION
MTN -- MEDIUM TERM NOTE
SER -- SERIES
TBA -- TO BE ANNOUNCED
TVA -- TENNESSEE  VALLEY AUTHORITY
AMOUNTS  DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF NET ASSETS
-------------------------------------------------------------------------------

SEI VP HIGH YIELD BOND FUND
-------------------------------------------------------------------------------
                                      FACE       MARKET
DESCRIPTION                       AMOUNT (000) VALUE (000)
-------------------------------------------------------------------------------


U.S. GOVERNMENT AGENCY OBLIGATION -- 2.1%
   FHLB (A)
     6.587%, 07/03/00                   $214        $  214
                                                    ------
Total U.S. Government Agency Obligation
   (Cost $214)                                         214
                                                    ------
CORPORATE OBLIGATIONS -- 84.9%
BROADCASTING, TELEVISION & RADIO -- 16.4%
   Adelphia Communications, Ser B
     8.375%, 02/01/08                    200           177
   Alliance Atlantis Communications (B)
    13.000%, 12/15/09                    100           102
   Citadel Broadcasting
     9.250%, 11/15/08                    100            97
   Classic Cable
    10.500%, 03/01/10                    200           184
   CSC Holdings
     7.875%, 12/15/07                    200           194
   Diva Systems, Ser B (C)
    21.704%, 03/01/08                    250           132
   Mediacom Capital LLC
     7.875%, 02/15/11                    150           131
   Olympus LP, Ser B
    10.625%, 11/15/06                    200           198
   Price Communications Wireless, Ser B
     9.125%, 12/15/06                    200           202
   Salem Communications, Ser B
     9.500%, 10/01/07                    100            94
   UnitedGlobalCom, Ser B (C)
    14.112%, 02/15/08                    200           140
                                                    ------
                                                     1,651
                                                    ------
BUILDING & CONSTRUCTION -- 1.0%
   Dayton Superior (B)
    13.000%, 06/15/09                    100            98
                                                    ------
CHEMICALS -- 1.2%
   Sterling Chemicals, Ser A
    11.250%, 04/01/07                    150           118
                                                    ------
COMMERCIAL SERVICES -- 1.3%
   Iron Mountain
     8.250%, 07/01/11                    150           131
                                                    ------
COMMUNICATIONS EQUIPMENT -- 4.9%
   Allegiance Telecom, Ser B (C)
    12.813%, 02/15/08                   $200        $  145
   Insight Midwest
     9.750%, 10/01/09                    150           147
   Williams Communication Group
    10.700%, 10/01/07                    200           198
                                                    ------
                                                       490
                                                    ------
CONSUMER PRODUCTS -- 1.0%
   Investcorp (B)
    12.750%, 05/01/10                    100            98
                                                    ------
CONTAINERS & PACKAGING -- 2.4%
   Four M, Ser B
    12.000%, 06/01/06                    150           138
   Huntsman Packaging (B)
    13.000%, 06/01/10                    100           103
                                                    ------
                                                       241
                                                    ------
COSMETICS & TOILETRIES -- 1.0%
   American Tissue, Ser B
    12.500%, 07/15/06                    100            96
                                                    ------
DRUGS -- 2.7%
   ICN Pharmaceuticals, Ser B
     9.250%, 08/15/05                    100            99
   NBTY, Ser B
     8.625%, 09/15/07                    200           170
                                                    ------
                                                       269
                                                    ------
ENTERTAINMENT -- 10.4%
   Argosy Gaming
    10.750%, 06/01/09                    200           207
   Aztar
     8.875%, 05/15/07                    150           141
   Eldorado Resorts LLC
    10.500%, 08/15/06                    150           148
   Horseshoe Gaming Holdings, Ser B
     8.625%, 05/15/09                    400           377
   Mandalay Resort Group
     9.250%, 12/01/05                    150           145
   Regal Cinemas
     9.500%, 06/01/08                    100            24
                                                    ------
                                                     1,042
                                                    ------

STATEMENT OF NET ASSETS
-------------------------------------------------------------------------------
SEI INSURANCE PRODUCTS TRUST -- JUNE 30, 2000 (UNAUDITED)

SEI VP HIGH YIELD BOND FUND--CONCLUDED
-------------------------------------------------------------------------------
                                       FACE        MARKET
DESCRIPTION                        AMOUNT (000)  VALUE (000)
-------------------------------------------------------------------------------

FINANCIAL SERVICES -- 1.0%
   Sovereign Bancorp
    10.500%, 11/15/06                   $100         $  99
                                                    ------
FOOD, BEVERAGE & TOBACCO -- 1.5%
   Aurora Foods, Ser B
     9.875%, 02/15/07                    100            58
   National Wine & Spirits
    10.125%, 01/15/09                    100            97
                                                    ------
                                                       155
                                                    ------
GARDEN PRODUCTS -- 1.9%
   Scotts (B)
     8.625%, 01/15/09                    200           192
                                                    ------
GAS/NATURAL GAS -- 2.1%
   Western Gas Resources
    10.000%, 06/15/09                    200           207
                                                    ------
HOTELS & LODGING -- 3.0%
   Ameristar Casino, Ser B
    10.500%, 08/01/04                    200           201
   Park Place Entertainment
     9.375%, 02/15/07                    100           100
                                                    ------
                                                       301
                                                    ------
MACHINERY -- 5.2%
   Collins & Aikman Floorcovering, Ser B
    10.000%, 01/15/07                    150           146
   Jackson Products, Ser B
     9.500%, 04/15/05                    200           180
   Motors & Gears, Ser D
    10.750%, 11/15/06                    200           193
                                                    ------
                                                       519
                                                    ------
MEDICAL INSTRUMENTS -- 0.9%
   Fisher Scientific International
     9.000%, 02/01/08                    100            92
                                                    ------
PETROLEUM & FUEL PRODUCTS -- 7.6%
   Houston Exploration, Ser B
     8.625%, 01/01/08                    200           186
   Magnum Hunter Re
    10.000%, 06/01/07                    200           182
   Nuevo Energy, Ser B
     9.500%, 06/01/08                    200           198
   Pride International
     9.375%, 05/01/07                    200           200
                                                    ------
                                                       766
                                                    ------
PRINTING & PUBLISHING -- 2.5%
   Adelphia Business Solutions,
     Ser B (C)
     7.504%, 04/15/03                   $200        $  186
   Tritel PCS (C)
    10.755%, 05/15/09                    100            66
                                                    ------
                                                       252
                                                    ------
SPECIAL PURPOSE ACQUISITION -- 0.9%
   P&L Coal Holdings, Ser B
     9.625%, 05/15/08                    100            93
                                                    ------
STEEL & STEEL WORKS -- 4.5%
   Ak Steel
     9.125%, 12/15/06                    200           192
   National Steel, Ser D
     9.875%, 03/01/09                    100            84
   Oxford Automotive, Ser D
    10.125%, 06/15/07                    200           174
                                                    ------
                                                       450
                                                    ------
TELEPHONES & TELECOMMUNICATION -- 11.5%
   Airgate PCS (C)
    13.328%, 10/01/09                    100            57
   McLeodUSA
     8.375%, 03/15/08                    200           184
   Nextlink Communications (B)
    10.500%, 12/01/09                    200           195
   Pac-West Telecommunications
    13.500%, 02/01/09                    200           202
   Telecorp PCS (C)
    11.255%, 04/15/09                    100            65
   US Unwired, Ser B (C)
    13.900%, 11/01/09                    100            54
   Voicestream Wire
    10.375%, 11/15/09                    200           207
   Winstar Communications (B)
    12.750%, 04/15/10                    200           187
                                                    ------
                                                     1,151
                                                    ------
Total Corporate Obligations
   (Cost $8,618)                                     8,511
                                                    ------
YANKEE BONDS -- 13.6%
   Ainsworth Lumber PIK
    12.500%, 07/15/07                    200           199
   Doman Industries Ltd.
     8.750%, 03/15/04                    150           116
   Global Crossing Holdings Ltd.
     9.625%, 05/15/08                    200           194

-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
                                   SHARES/FACE   MARKET
DESCRIPTION                       AMOUNT (000) VALUE (000)
-------------------------------------------------------------------------------

   Intrawest
     9.750%, 08/15/08                   $100         $  99
   Mannesmann
     9.000%, 06/01/09                    500           510
   Rogers Communications
     8.875%, 07/15/07                    150           147
   Telewest Communications PLC
     9.625%, 10/01/06                    100            94
                                                    ------
Total Yankee Bonds
   (Cost $1,386)                                     1,359
                                                    ------
WARRANT -- 0.1%
   Diva Systems*                         750            14
                                                    ------
Total Warrant
   (Cost $0)                                            14
                                                    ------
Total Investments--100.7%
   (Cost $10,218)                                   10,098
                                                    ------
OTHER ASSETS AND LIABILITIES, NET -- (0.7%)            (74)
                                                    ------
NET ASSETS:
Portfolio Shares (unlimited
   authorization -- no par value)
   based on 1,014,597 outstanding
   shares of beneficial interest                    10,144
Net unrealized depreciation
   on investments                                     (120)
                                                   -------
Total Net Assets--100.0%                           $10,024
                                                   =======
Net Asset Value, Offering and Redemption
   Price Per Share                                   $9.88
                                                   =======
*NON-INCOME PRODUCING SECURITY.
(A) ZERO COUPON SECURITY. THE RATE REPORTED ON THE STATEMENT OF NET ASSETS IS THE EFFECTIVE YIELD AS OF JUNE 30, 2000.
(B) SECURITY  EXEMPT FROM  REGISTRATION
    UNDER RULE 144A OF THE SECURITIES ACT OF 1933. THESE SECURITIES MAY BE RESOLD IN TRANSACTIONS EXEMPT FROM REGISTRATION NORMALLY TO QUALIFIED INSTITUTIONS.
(C) STEP BOND - THE RATE REFLECTED ON THE STATEMENT OF NET ASSETS IS THE EFFECTIVE YIELD ON JUNE 30, 2000. THE COUPON ON A STEP BOND CHANGES ON A SPECIFIC DATE.
FHLB -- FEDERAL HOME LOAN BANK
LLC -- LIMITED  LIABILITY COMPANY
LTD -- LIMITED
PIK -- PAYMENT-IN-KIND
PLC -- PUBLIC  LIMITED  COMPANY
SER -- SERIES  THE
ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


SEI VP INTERNATIONAL
FIXED INCOME FUND
-------------------------------------------------------------------------------
                                      FACE       MARKET
DESCRIPTION                       AMOUNT (000) VALUE (000)
-------------------------------------------------------------------------------

FOREIGN BONDS -- 83.5%
AUSTRALIA -- 0.6%
   Government of Australia
     8.750%, 08/15/08                  $  50         $  35
                                                    ------
BELGIUM -- 1.0%
   Belgium Treasury Bill
     0.000%, 09/21/00                     65            61
                                                    ------
CANADA -- 4.7%
   Canadian Treasury Bill
     5.743%, 08/17/00                    190           127
   Government of Canada
     5.500%, 06/01/09                    250           165
                                                    ------
                                                       292
                                                    ------
DENMARK -- 1.2%
   Kingdom of Denmark
     7.000%, 11/15/07                    530            73
                                                    ------
FRANCE -- 6.4%
   European Investment Bank
     3.000%, 09/20/06                 15,000           155
   French Treasury Bill
     4.243%, 08/24/00                    255           241
                                                    ------
                                                       396
                                                    ------
GERMANY -- 16.8%
   Bundesobligation
     5.000%, 05/20/05                    250           237
   Bundesrepublic of Deutschland
     5.375%, 01/04/10                    278           267
   Bundesschatzanweisungen
     3.250%, 09/15/00                    300           285
   Deutschland Republic
     6.250%, 01/04/24                    242           249
                                                    ------
                                                     1,038
                                                    ------
HUNGARY -- 2.4%
   Government of Hungary
    10.500%, 05/12/04                 38,000           146
                                                    ------
ITALY -- 15.4%
   Republic of Italy
     1.800%, 02/23/10                100,000           951
                                                    ------
JAPAN -- 3.3%
   Export-Import Bank
     2.875%, 07/28/05                 20,000           205
                                                    ------
NETHERLANDS -- 4.7%
   Kingdom of Netherlands
     5.500%, 01/15/28                    310           292
                                                    ------

STATEMENT OF NET ASSETS
-------------------------------------------------------------------------------
SEI INSURANCE PRODUCTS TRUST -- JUNE 30, 2000 (UNAUDITED)

SEI VP INTERNATIONAL FIXED INCOME FUND--CONCLUDED
-------------------------------------------------------------------------------
                                      FACE       MARKET
DESCRIPTION                       AMOUNT (000) VALUE (000)
-------------------------------------------------------------------------------

SPAIN -- 15.1%
   Bonos y Obligation Del Estado
     4.250%, 07/30/02                $ 1,000        $  937
                                                    ------
SWEDEN -- 3.3%
   Swedish Government
    10.250%, 05/05/03                  1,600           206
                                                    ------
UNITED KINGDOM -- 6.3%
   European Investment Bank
     6.000%, 12/07/28                     25            39
   International Bank Reconstruction
     & Development MTN
     7.125%, 07/30/07                     45            71
   United Kingdom Treasury
     7.500%, 12/07/06                     95           159
     8.000%, 12/07/15                     60           122
                                                    ------
                                                       391
                                                    ------
UNITED STATES -- 2.3%
   KFW International Finance
     1.750%, 03/23/10                 15,000           142
                                                    ------
Total Foreign Bonds
   (Cost $5,201)                                     5,165
                                                    ------
U.S. TREASURY OBLIGATIONS -- 14.0%
   U.S. Treasury Bills
     4.625%, 08/03/00                    555           552
     5.886%, 09/21/00                    320           316
                                                    ------
Total U.S. Treasury Obligations
   (Cost $868)                                         868
                                                    ------
Total Investments--97.5%
   (Cost $6,069)                                     6,033
                                                    ------
CASH -- 2.5%                                           153
                                                    ------
OTHER ASSETS AND LIABILITIES, NET -- 0.0%                2
                                                    ------
NET ASSETS:
Portfolio Shares (unlimited
   authorization -- no par value)
   based on 621,733 outstanding
   shares of beneficial interest                    $6,217
Undistributed net investment income                     21
Accumulated net realized loss
   on investments                                       (5)
Net unrealized depreciation on investments             (36)
Net unrealized depreciation on forward
   foreign currency contracts, foreign
   currencies and translation of other
   assets and liabilities denominated
   in foreign currencies                                (9)
                                                    ------
Total Net Assets--100.0%                            $6,188
                                                    ======
Net Asset Value, Offering and Redemption
   Price Per Share                                   $9.95
                                                    ======
MTN -- MEDIUM TERM NOTE
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS
-------------------------------------------------------------------------------

SEI VP EMERGING MARKETS DEBT FUND
-------------------------------------------------------------------------------
                                       FACE        MARKET
DESCRIPTION                        AMOUNT (000)  VALUE (000)
-------------------------------------------------------------------------------

FOREIGN BONDS -- 85.4%
ALGERIA -- 3.3%
   Republic of Algeria FRN
     Tranche 3 Restructured
     7.188%, 03/04/10                 $  250        $  193
                                                    ------
ARGENTINA -- 4.4%
   Government of Argentina (A) (B)
     7.375%, 03/31/05                     20            18
   Republic of Argentina
    11.750%, 06/15/15                     25            23
    12.000%, 02/01/20                    240           219
                                                    ------
                                                       260
                                                    ------
BRAZIL -- 18.2%
   Government of Brazil
     6.000%, 04/15/09                    165           108
   Government of Brazil C Bond Bearer
     8.000%, 04/15/14                    283           208
   Republic of Brazil
    14.500%, 10/15/09                    410           433
    12.250%, 03/06/30                    172           157
   Republic of Brazil, Ser 18YR (B)
     7.438%, 04/15/12                    225           165
                                                    ------
                                                     1,071
                                                    ------
BULGARIA -- 4.5%
   Republic of Bulgaria, Ser A (B)
     2.796%, 07/28/12                    360           265
                                                    ------
COLOMBIA -- 3.8%
   Republic of Colombia
    11.750%, 02/25/20                    245           202
   Republic of Columbia (B)
    13.580%, 08/13/05                     25            24
                                                    ------
                                                       226
                                                    ------
CROATIA -- 2.0%
   Government of Croatia, Ser B (B)
     7.033%, 07/31/06                    127           119
                                                    ------
ECUADOR -- 1.4%
   Government of Ecuador
     Registered PAR*
     0.000%, 02/28/25                    250            81
                                                    ------
MEXICO -- 8.8%
   Petroleos Mexicanos
     9.500%, 09/15/27                 $  265        $  256
   United Mexican States
    11.375%, 09/15/16                    225           257
                                                    ------
                                                       513
                                                    ------
MOROCCO -- 2.3%
   Morocco R&C Loan FRN,
     Tranche A
     7.750%, 01/01/09                    150           134
                                                    ------
PANAMA -- 4.1%
   Republic of Panama, Ser 18YR (B)
     4.250%, 07/17/14                    300           238
                                                    ------
PERU -- 2.3%
   Republic of Peru PDI
     4.500%, 03/07/17                    200           132
                                                    ------
PHILIPPINES -- 2.2%
   Republic of Philippines
    10.625%, 03/16/25                    150           128
                                                    ------
POLAND -- 1.4%
   Republic of Poland RSTA (C)
     4.000%, 10/27/24                    125            81
                                                    ------
RUSSIA -- 14.7%
   Russian Federation
    12.750%, 06/24/28                    300           258
   Russian Government
     Principal Loans*
     0.000%, 12/15/20                    300            92
   Russian IAN FRN PIK*
     0.000%, 12/15/15                  1,675           511
                                                    ------
                                                       861
                                                    ------
VENEZUELA -- 12.0%
   Government of Venezuela FRB,
     Ser B (A)
     7.438%, 03/31/07                    167           136
   Republic of Venezuela
     9.250%, 09/15/27                    640           421
   Republic of Venezuela (B)
     7.875%, 12/18/07                    179           145
                                                    ------
                                                       702
                                                    ------
Total Foreign Bonds
   (Cost $5,011)                                     5,004
                                                    ------

SCHEDULE OF INVESTMENTS/STATEMENT OF NET ASSETS
-------------------------------------------------------------------------------

SEI INSURANCE PRODUCTS TRUST -- JUNE 30, 2000 (UNAUDITED)

SEI VP EMERGING MARKETS
DEBT FUND--CONCLUDED
-------------------------------------------------------------------------------
                                      FACE       MARKET
DESCRIPTION                       AMOUNT (000) VALUE (000)
-------------------------------------------------------------------------------


U.S. TREASURY OBLIGATION -- 12.2%
   U.S. Treasury Bond
     6.750%, 05/15/05                 $  700        $  716
                                                    ------
Total U.S. Treasury Obligation
   (Cost $717)                                         716
                                                    ------
Total Investments--97.6%
   (Cost $5,728)                                    $5,720
                                                    ======
*NON-INCOME PRODUCING SECURITY.
(A) SECURITY EXEMPT FROM REGISTRATION UNDER RULE 144A OF THE SECURITIES ACT OF 1933. THESE SECURITIES MAY BE RESOLD IN TRANSACTIONS EXEMPT FROM REGISTRATION NORMALLY TO QUALIFIED INSTITUTIONS.
(B) VARIABLE RATE SECURITY - THE RATE REPORTED ON THE SCHEDULE OF INVESTMENTS IS THE RATE IN EFFECT AS OF JUNE 30, 2000.
(C) STEP BOND - THE RATE REFLECTED ON THE STATEMENT OF NET ASSETS IS THE EFFECTIVE YIELD ON JUNE 30, 2000. THE COUPON ON A STEP BOND CHANGES ON A SPECIFIC DATE.
FRB --  FLOATING  RATE  BOND
FRN --  FLOATING  RATE NOTE
IAN -- INTEREST ARREARS NOTE
PIK -- PAID IN-KIND
RSTA -- REVOLVING SHORT-TERM AGREEMENT
SER -- SERIES
THE  ACCOMPANYING NOTES ARE AN  INTEGRAL  PART OF THE  FINANCIAL STATEMENTS.


SEI VP PRIME OBLIGATION
FUND
-------------------------------------------------------------------------------
                                      FACE       MARKET
DESCRIPTION                       AMOUNT (000) VALUE (000)
-------------------------------------------------------------------------------

U.S. GOVERNMENT AGENCY OBLIGATIONS -- 100.6%
   Farmers Mortgage Discount Note (A)
     6.440%, 07/13/00                 $  705        $  703
   FHLMC Discount Note (A)
     6.475%, 07/18/00                  1,060         1,057
   FFCB Discount Note (A)
     6.450%, 08/14/00                  1,200         1,191
   FNMA Discount Note (A)
     6.430%, 08/24/00                  1,023         1,013
   SLMA Discount Note (A)
     6.570%, 07/03/00                  1,124         1,124
                                                    ------
Total U.S. Government Agency Obligations
   (Cost $5,088)                                     5,088
                                                    ------
Total Investments--100.6%
   (Cost $5,088)                                     5,088
                                                    ------
OTHER ASSETS AND LIABILITIES, NET -- (0.6%)             (3)
                                                    ------
NET ASSETS:
Portfolio Shares (unlimited
   authorization -- no par value)
   based on 5,085,226 outstanding
   shares of beneficial interest                     5,085
                                                    ------
Total Net Assets--100.0%                            $5,085
                                                    ======
Net Asset Value, Offering and Redemption
   Price Per Share                                   $1.00
                                                    ======
(A) THE RATE REPORTED ON THE STATEMENT OF NET ASSETS IS THE EFFECTIVE YIELD AS OF JUNE 30, 2000.
FHLMC -- FEDERAL  HOME LOAN  MORTGAGE  CORPORATION
FFCB -- FEDERAL FARM CREDIT BANK
FNMA -- FEDERAL NATIONAL  MORTGAGE  ASSOCIATION
SLMA -- STUDENT LOAN MARKETING  ASSOCIATION
THE ACCOMPANYING  NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENTS OF ASSETS AND LIABILITIES (000)
-------------------------------------------------------------------------------
SEI INSURANCE PRODUCTS TRUST -- JUNE 30, 2000 (UNAUDITED)

                                                                   ----------------      -------------------
                                                                        SEI VP                 SEI VP
                                                                      CORE FIXED              EMERGING
                                                                        INCOME              MARKETS DEBT
                                                                         FUND                   FUND
                                                                   ----------------      -------------------
ASSETS:
   Investments (Cost $15,318 and $5,728, respectively)                 $15,297                  $5,720
   Cash                                                                     --                     581
   Foreign currency (Cost $163)                                             --                     163
   Income receivable                                                        98                     126
   Investment securities sold                                            1,168                      --
   Capital shares sold receivable                                           50                      --
   Other receivables                                                         1                      --
                                                                       -------                  ------
   Total Assets                                                         16,614                   6,590
                                                                       -------                  ------
LIABILITIES:
   Distribution payable                                                     49                      --
   Investment securities purchased                                       6,397                     717
   Accrued expenses payable                                                  5                       6
   Other payables                                                            7                       7
                                                                       -------                  ------
   Total Liabilities                                                     6,458                     730
                                                                       -------                  ------
   Net Assets                                                          $10,156                  $5,860
                                                                       =======                  ======
NET ASSETS:
   Portfolio Shares (unlimited authorization --
     no par value) based on 1,022,352,
     and 581,224 of beneficial interest                                 10,221                   5,812
   Undistributed net investment income                                       7                     146
   Accumulated net realized loss
     on investments                                                        (47)                    (90)
   Net unrealized depreciation on investments                              (21)                     (8)
   Net unrealized depreciation on futures contracts                         (4)                     --
                                                                       -------                  ------
   TOTAL NET ASSETS                                                    $10,156                  $5,860
                                                                       =======                  ======
   NET ASSET VALUE, OFFERING AND REDEMPTION
     PRICE PER SHARE                                                    $ 9.93                  $10.08
                                                                       =======                  ======

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENTS OF OPERATIONS (000)
-------------------------------------------------------------------------------
SEI INSURANCE PRODUCTS TRUST -- FOR THE SIX-MONTH PERIOD ENDED JUNE 30, 2000 (UNAUDITED)

                                                    -----------     -----------     -----------     ------------
                                                      SEI VP          SEI VP          SEI VP          SEI VP
                                                     LARGE CAP       LARGE CAP       SMALL CAP        SMALL CAP
                                                       VALUE          GROWTH           VALUE           GROWTH
                                                      FUND(1)        FUND(1)         FUND (1)         FUND(1)
                                                    -----------     -----------     -----------     ------------
INVESTMENT INCOME:
   Dividends                                           $  71          $  11             $  34           $   1
   Interest                                               14             14                 8              11
   Less: Foreign taxes withheld                           --             --                --              --
                                                       -----          -----              ----           -----
   Total Investment Income                                85             25                42              12
                                                       -----          -----              ----           -----
EXPENSES:
   Management fees                                        12             13                 7               6
   Less: Management fees waived                           (6)            (8)               (4)             (4)
   Investment advisory fees                               12             14                12              12
   Less: Investment advisory fees waived                  (4)            (6)               (3)             (3)
   Custodian fees                                          1              1                 1               1
   Transfer agent fees                                     2              2                 1               1
   Professional fees                                       9             10                 5               5
   Registration fees                                      --             --                --              --
   Printing fees                                           2              2                 1               1
   Trustee fees                                           --             --                --              --
   Miscellaneous fees                                      2              2                 1               1
                                                       -----          -----              ----           -----
   Total Expenses                                         30             30                21              20
                                                       -----          -----              ----           -----
NET INVESTMENT INCOME (LOSS)                              55             (5)               21              (8)
                                                       -----          -----              ----           -----
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS:
   Net realized gain (loss) from
     security transactions                              (147)          (396)              150            (368)
   Net realized gain from futures contracts               --             --                --              --
   Net realized loss on forward foreign currency
     contracts and foreign currency transactions          --             --                --              --
   Net change in unrealized appreciation
     (depreciation) on investments                      (653)           (25)               38             996
   Net change in unrealized depreciation on
     futures contracts                                    --             --                --              --
   Net change in unrealized appreciation
     (depreciation) on forward foreign currency
     contracts, foreign currencies, and translation
     of other assets and liabilities denominated in
     foreign currencies                                   --             --                --              --
                                                       -----          -----              ----           -----
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                     $(745)         $(426)             $209           $ 620
                                                       =====          =====              ====           =====



                                                       ---------------    ----------------     ------------    -------------
                                                           SEI VP              SEI VP             SEI VP          SEI VP
                                                        INTERNATIONAL         EMERGING          CORE FIXED         HIGH
                                                           EQUITY          MARKETS EQUITY         INCOME         YIELD BOND
                                                           FUND(1)             FUND(1)            FUND(1)         FUND(1)
                                                       ---------------    ----------------     ------------    -------------
INVESTMENT INCOME:
   Dividends                                              $  --             $    --                $ --            $  --
   Interest                                                  61                  39                 166              227
   Less: Foreign taxes withheld                              (3)                 (3)                 --               --
                                                          -----             -------                ----            -----
   Total Investment Income                                   58                  36                 166              227
                                                          -----             -------                ----            -----
EXPENSES:
   Management fees                                           12                  13                   7                8
   Less: Management fees waived                              --                  --                  (6)              (6)
   Investment advisory fees                                  14                  22                   7               11
   Less: Investment advisory fees waived                     (7)                 (9)                 (4)              (4)
   Custodian fees                                             3                   3                   1                1
   Transfer agent fees                                        2                   2                   1                1
   Professional fees                                          7                   6                   6                6
   Registration fees                                         --                  --                  --               --
   Printing fees                                              2                   1                   1                2
   Trustee fees                                              --                  --                  --               --
   Miscellaneous fees                                         2                   2                   1                1
                                                          -----             -------                ----            -----
   Total Expenses                                            35                  40                  14               20
                                                          -----             -------                ----            -----
NET INVESTMENT INCOME (LOSS)                                 23                  (4)                152              207
                                                          -----             -------                ----            -----
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS:
   Net realized gain (loss) from
     security transactions                                  (70)               (631)                (60)              --
   Net realized gain from futures contracts                  --                  --                  13               --
   Net realized loss on forward foreign currency
     contracts and foreign currency transactions             --                  (8)                 --               --
   Net change in unrealized appreciation
     (depreciation) on investments                         (343)               (547)                (21)            (120)
   Net change in unrealized depreciation on
     futures contracts                                       --                  --                  (4)              --
   Net change in unrealized appreciation
     (depreciation) on forward foreign currency
     contracts, foreign currencies, and translation
     of other assets and liabilities denominated in
     foreign currencies                                       1                  --                  --               --
                                                          -----             -------                ----            -----
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                        $(389)            $(1,190)               $ 80            $  87
                                                          =====             =======                ====            =====




                                                      ---------------    -------------   -----------
                                                          SEI VP            SEI VP          SEI VP
                                                       INTERNATIONAL       EMERGING          PRIME
                                                       FIXED INCOME      MARKETS DEBT     OBLIGATION
                                                          FUND(1)           FUND(1)         FUND(1)
                                                      ---------------    -------------   -----------
INVESTMENT INCOME:
   Dividends                                              $ --              $ --              $--
   Interest                                                 62               163               75
   Less: Foreign taxes withheld                             --                --               --
                                                          ----              ----              ---
   Total Investment Income                                  62               163               75
                                                          ----              ----              ---
EXPENSES:
   Management fees                                           9                 8                5
   Less: Management fees waived                             --                --               (4)
   Investment advisory fees                                  4                11                1
   Less: Investment advisory fees waived                    (9)              (11)              (2)
   Custodian fees                                            2                 2               --
   Transfer agent fees                                       1                 1                1
   Professional fees                                         4                 3                3
   Registration fees                                        --                --               --
   Printing fees                                             1                 1                1
   Trustee fees                                             --                --               --
   Miscellaneous fees                                        2                 2               --
                                                          ----              ----              ---
   Total Expenses                                           14                17                5
                                                          ----              ----              ---
NET INVESTMENT INCOME (LOSS)                                48               146               70
                                                          ----              ----              ---
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS:
   Net realized gain (loss) from
     security transactions                                  (5)              (90)              --
   Net realized gain from futures contracts                 --                --               --
   Net realized loss on forward foreign currency
     contracts and foreign currency transactions           (27)               --               --
   Net change in unrealized appreciation
     (depreciation) on investments                         (36)               (8)              --
   Net change in unrealized depreciation on
     futures contracts                                      --                --               --
   Net change in unrealized appreciation
     (depreciation) on forward foreign currency
     contracts, foreign currencies, and translation
     of other assets and liabilities denominated in
     foreign currencies                                     (9)               --               --
                                                          ----              ----              ---
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                        $(29)             $ 48              $70
                                                          ====              ====              ===

(1) COMMENCED OPERATIONS ON APRIL 5, 2000.

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                                         28 - 29

STATEMENTS OF CHANGES IN NET ASSETS (000)
-------------------------------------------------------------------------------
SEI INSURANCE PRODUCTS TRUST -- FOR THE PERIOD ENDED JUNE 30, 2000 (UNAUDITED)

                                                  ------------    -------------   ------------     -------------
                                                     SEI VP          SEI VP          SEI VP           SEI VP
                                                    LARGE CAP       LARGE CAP       SMALL CAP        SMALL CAP
                                                      VALUE          GROWTH           VALUE           GROWTH
                                                      FUND            FUND            FUND             FUND
                                                  ------------    -------------   ------------     -------------
                                                  04/05/00(1)-    04/05/00(1)-    04/05/00(1)-     04/05/00(1)-
                                                    06/30/00        06/30/00        06/30/00         06/30/00
                                                  ------------    -------------   ------------     -------------
OPERATIONS:
   Net investment income (loss)                        $  55            $  (5)         $   21         $    (8)
   Net realized gain (loss) from
     security transactions
     and futures contracts                              (147)            (396)            150            (368)
   Net realized loss on
     forward foreign currency
     contracts and foreign
     currency transactions                                --               --              --              --
   Net change in unrealized
     appreciation (depreciation)
     on investments and
     futures contracts                                  (653)             (25)             38             996
   Net change in unrealized
     appreciation (depreciation) on
     forward foreign currency
     contracts, foreign currencies,
     and translation of other assets
     and liabilities denominated
     in foreign currencies                                --               --              --              --
                                                     -------          -------          ------          ------
   Net increase (decrease) in
     net assets from operations                         (745)            (426)            209             620
                                                     -------          -------          ------          ------
DIVIDENDS DISTRIBUTED FROM:
   Net investment income                                  --               --              --              --
                                                     -------          -------          ------          ------
CAPITAL SHARE TRANSACTIONS:
     Proceeds from shares issued                      14,965           16,159           8,076           8,086
     Reinvestment of distributions                        --               --              --              --
     Cost of shares redeemed                             (40)             (50)             (6)             (5)
                                                     -------          -------          ------          ------
Increase in net assets derived
    from capital share transactions                   14,925           16,109           8,070           8,081
                                                     -------          -------          ------          ------
       Net increase in net assets                     14,180           15,683           8,279           8,701
                                                     -------          -------          ------          ------
NET ASSETS:
   Beginning of period                                     8                8               8               8
                                                     -------          -------          ------          ------
   End of period                                     $14,188          $15,691          $8,287          $8,709
                                                     =======          =======          ======          ======
CAPITAL SHARE TRANSACTIONS:
     Shares issued                                     1,496            1,616             808             809
     Reinvestment of distributions                        --               --              --              --
     Shares redeemed                                      (4)              (5)             (1)             (1)
                                                     -------          -------          ------          ------
   Net increase in capital shares                      1,492            1,611             807             808
                                                     =======          =======          ======          ======



                                                    --------------      --------------      ------------    -------------
                                                        SEI VP              SEI VP             SEI VP          SEI VP
                                                     INTERNATIONAL         EMERGING          CORE FIXED         HIGH
                                                        EQUITY          MARKETS EQUITY         INCOME         YIELD BOND
                                                         FUND                FUND               FUND            FUND
                                                    --------------      --------------      ------------    -------------
                                                     04/05/00(1)-        04/05/00(1)-       04/05/00(1)-    04/05/00(1)-
                                                       06/30/00            06/30/00           06/30/00        06/30/00
                                                    --------------      --------------      ------------    -------------
OPERATIONS:
   Net investment income (loss)                       $    23            $    (4)            $   152          $   207
   Net realized gain (loss) from
     security transactions
     and futures contracts                                (70)              (631)                (47)              --
   Net realized loss on
     forward foreign currency
     contracts and foreign
     currency transactions                                 --                 (8)                 --               --
   Net change in unrealized
     appreciation (depreciation)
     on investments and
     futures contracts                                   (343)              (547)                (25)            (120)
   Net change in unrealized
     appreciation (depreciation) on
     forward foreign currency
     contracts, foreign currencies,
     and translation of other assets
     and liabilities denominated
     in foreign currencies                                  1                 --                  --               --
                                                      -------            -------             -------          -------
   Net increase (decrease) in
     net assets from operations                          (389)            (1,190)                 80               87
                                                      -------            -------             -------          -------
DIVIDENDS DISTRIBUTED FROM:
   Net investment income                                   --                 --                (145)            (207)
                                                      -------            -------             -------          -------
CAPITAL SHARE TRANSACTIONS:
     Proceeds from shares issued                       12,126             10,083              10,091           10,013
     Reinvestment of distributions                         --                 --                 142              126
     Cost of shares redeemed                              (26)               (22)                (20)              (3)
                                                      -------            -------             -------          -------
Increase in net assets derived
    from capital share transactions                    12,100             10,061              10,213           10,136
                                                      -------            -------             -------          -------
       Net increase in net assets                      11,711              8,871              10,148           10,016
                                                      -------            -------             -------          -------
NET ASSETS:
   Beginning of period                                      8                  8                   8                8
                                                      -------            -------             -------          -------
   End of period                                      $11,719            $ 8,879             $10,156          $10,024
                                                      =======            =======             =======          =======
CAPITAL SHARE TRANSACTIONS:
     Shares issued                                      1,213              1,009               1,009            1,001
     Reinvestment of distributions                         --                 --                  14               13
     Shares redeemed                                       (3)                (2)                 (2)              --
                                                      -------            -------             -------          -------
   Net increase in capital shares                       1,210              1,007               1,021            1,014
                                                      =======            =======             =======          =======



                                                      -------------    --------------   -------------
                                                         SEI VP            SEI VP          SEI VP
                                                      INTERNATIONAL       EMERGING          PRIME
                                                      FIXED INCOME      MARKETS DEBT     OBLIGATION
                                                          FUND              FUND            FUND
                                                      -------------    --------------   -------------
                                                      04/05/00(1)-      04/05/00(1)-    04/05/00(1)-
                                                        06/30/00          06/30/00        06/30/00
                                                      -------------    --------------   -------------
OPERATIONS:
   Net investment income (loss)                        $    48            $  146          $   70
   Net realized gain (loss) from
     security transactions
     and futures contracts                                  (5)              (90)             --
   Net realized loss on
     forward foreign currency
     contracts and foreign
     currency transactions                                 (27)               --              --
   Net change in unrealized
     appreciation (depreciation)
     on investments and
     futures contracts                                     (36)               (8)             --
   Net change in unrealized
     appreciation (depreciation) on
     forward foreign currency
     contracts, foreign currencies,
     and translation of other assets
     and liabilities denominated
     in foreign currencies                                  (9)               --              --
                                                       -------            ------          ------
   Net increase (decrease) in
     net assets from operations                            (29)               48              70
                                                       -------            ------          ------
DIVIDENDS DISTRIBUTED FROM:
   Net investment income                                    --                --             (70)
                                                       -------            ------          ------
CAPITAL SHARE TRANSACTIONS:
     Proceeds from shares issued                         6,215             5,807           5,008
     Reinvestment of distributions                          --                --              69
     Cost of shares redeemed                                (6)               (3)             --
                                                       -------            ------          ------
Increase in net assets derived
    from capital share transactions                      6,209             5,804           5,077
                                                       -------            ------          ------
       Net increase in net assets                        6,180             5,852           5,077
                                                       -------            ------          ------
NET ASSETS:
   Beginning of period                                       8                 8               8
                                                       -------            ------          ------
   End of period                                       $ 6,188            $5,860          $5,085
                                                       =======            ======          ======
CAPITAL SHARE TRANSACTIONS:
     Shares issued                                         622               580           5,008
     Reinvestment of distributions                          --                --              69
     Shares redeemed                                        (1)               --              --
                                                       -------            ------          ------
   Net increase in capital shares                          621               580           5,077
                                                       =======            ======          ======

(1) COMMENCEMENT OF OPERATIONS.

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                                         30 - 31

FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------
SEI INSURANCE PRODUCTS TRUST -- FOR THE PERIOD ENDED JUNE 30, 2000 (UNAUDITED) FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD



                                            NET
                                          REALIZED
               NET ASSET                    AND      DISTRIBUTIONS
                 VALUE       NET        UNREALIZED     FROM NET      NET ASSET               NET ASSETS
               BEGINNING  INVESTMENT   GAINS (LOSSES)  INVESTMENT   VALUE END    TOTAL        END OF
               OF PERIOD  INCOME(LOSS) ON SECURITIES    INCOME      OF PERIOD   RETURN+    PERIOD (000)
---------------------------------------------------------------------------------------------------------
----------------------------
SEI VP LARGE CAP VALUE FUND
----------------------------
  2000(1)         $10.00      $0.04        $(0.54)       $   --      $ 9.50     (5.00)%      $14,188
-----------------------------
SEI VP LARGE CAP GROWTH FUND
-----------------------------
  2000(1)         $10.00      $  --        $(0.27)       $   --      $ 9.73     (2.70)%      $15,691
----------------------------
SEI VP SMALL CAP VALUE FUND
----------------------------
  2000(1)         $10.00      $0.03        $ 0.23        $   --      $10.26      2.60%       $ 8,287
-----------------------------
SEI VP SMALL CAP GROWTH FUND
-----------------------------
  2000(1)         $10.00     $(0.01)       $ 0.77        $   --      $10.76      7.60%       $ 8,709
---------------------------------
SEI VP INTERNATIONAL EQUITY FUND
---------------------------------
  2000(1)         $10.00      $0.02        $(0.34)       $   --      $ 9.68     (3.20)%      $11,719
------------------------------------
SEI VP EMERGING MARKETS EQUITY FUND
------------------------------------
  2000(1)         $10.00     $(0.01)       $(1.18)       $   --      $ 8.81    (11.90)%      $ 8,879
------------------------------
SEI VP CORE FIXED INCOME FUND
------------------------------
  2000(1)         $10.00      $0.15        $(0.08)       $(0.14)     $ 9.93      0.83%       $10,156
----------------------------
SEI VP HIGH YIELD BOND FUND
----------------------------
  2000(1)         $10.00      $0.21        $(0.12)       $(0.21)     $ 9.88      0.87%       $10,024
---------------------------------------
SEI VP INTERNATIONAL FIXED INCOME FUND
---------------------------------------
  2000(1)         $10.00      $0.03        $(0.08)       $   --      $ 9.95     (0.50)%       $6,188
----------------------------------
SEI VP EMERGING MARKETS DEBT FUND
----------------------------------
  2000(1)         $10.00      $0.25        $(0.17)       $   --      $10.08      0.80%        $5,860
-----------------------------
SEI VP PRIME OBLIGATION FUND
-----------------------------
  2000(1)         $ 1.00      $0.01        $   --        $(0.01)     $ 1.00      1.39%        $5,085




                                                                                  RATIO OF
                                                                      RATIO OF  NET INVESTMENT
                                                         RATIO OF     EXPENSES  INCOME (LOSS)
                                            RATIO OF  NET INVESTMENT TO AVERAGE  TO AVERAGE
                                            EXPENSES   INCOME (LOSS) NET ASSETS  NET ASSETS   PORTFOLIO
                                           TO AVERAGE   TO AVERAGE  (EXCLUDING   (EXCLUDING   TURNOVER
                                           NET ASSETS   NET ASSETS    WAIVERS)     WAIVERS)     RATE
--------------------------------------------------------------------------------------------------------
----------------------------
SEI VP LARGE CAP VALUE FUND
----------------------------
  2000(1)                                    0.85%       1.61%         1.17%         1.29%        15%
-----------------------------
SEI VP LARGE CAP GROWTH FUND
-----------------------------
  2000(1)                                    0.85%      (0.14)%        1.22%        (0.51)%       13%
----------------------------
SEI VP SMALL CAP VALUE FUND
----------------------------
  2000(1)                                    1.10%       1.06%         1.47%         0.69%        16%
-----------------------------
SEI VP SMALL CAP GROWTH FUND
-----------------------------
  2000(1)                                    1.10%      (0.45)%        1.47%        (0.82)%       30%
---------------------------------
SEI VP INTERNATIONAL EQUITY FUND
---------------------------------
  2000(1)                                    1.28%       0.85%         1.54%         0.59%         9%
------------------------------------
SEI VP EMERGING MARKETS EQUITY FUND
------------------------------------
  2000(1)                                    1.95%      (0.20)%        2.41%        (0.66)%       32%
------------------------------
SEI VP CORE FIXED INCOME FUND
------------------------------
  2000(1)                                    0.60%       6.53%         1.03%         6.10%       208%
----------------------------
SEI VP HIGH YIELD BOND FUND
----------------------------
  2000(1)                                    0.85%       8.81%         1.31%         8.35%        --%
---------------------------------------
SEI VP INTERNATIONAL FIXED INCOME FUND
---------------------------------------
  2000(1)                                    1.00%       3.31%         1.60%         2.71%        35%
----------------------------------
SEI VP EMERGING MARKETS DEBT FUND
----------------------------------
  2000(1)                                    1.32%      10.94%         2.20%        10.06%        --%
-----------------------------
SEI VP PRIME OBLIGATION FUND
-----------------------------
  2000(1)                                    0.44%       5.81%         0.94%         5.31%       N/A



AMOUNTS  DESIGNATED  AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.
+ RETURNS ARE FOR THE PERIOD INDICATED AND HAVE NOT BEEN ANNUALIZED.
(1) COMMENCED OPERATIONS ON APRIL 5, 2000. ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS
-------------------------------------------------------------------------------
SEI INSURANCE PRODUCTS TRUST -- JUNE 30, 2000 (UNAUDITED)

1. ORGANIZATION
SEI Insurance Products Trust (the "Trust") was organized as a Massachusetts business trust under a Declaration of Trust dated December 14, 1998. The Trust commenced operations on April 5, 2000. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company consisting of thirteen funds: SEI VP Large Cap Value Fund, SEI VP Large Cap Growth Fund, SEI VP S&P 500 Index Fund, SEI VP Small Cap Value Fund, SEI VP Small Cap Growth Fund, SEI VP International Equity Fund, SEI VP Emerging Markets Equity Fund, SEI VP Core Fixed Income Fund, SEI VP Bond Index Fund, SEI VP High Yield Bond Fund, SEI VP International Fixed Income Fund, SEI VP Emerging Markets Debt Fund, and SEI VP Prime Obligation Fund (collectively the "Funds", and each of these, a "Fund"). The Trust has diversified and non-diversified funds. The Funds' prospectus provides a description of each Fund's investment objectives, policies and strategies. The assets of each fund are segregated, and a shareholder's interest is limited to the fund in which shares are held. As of June 30, 2000, SEI VP S&P 500 Index Fund and SEI VP Bond Index Fund had not yet commenced operations.

2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of financial statements. The policies are in conformity with generally accepted accounting principles.

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     SECURITY VALUATION -- Investments in equity securities that are traded on a national securities exchange (or reported on NASDAQ national market system) are stated at the last quoted sales price if readily available for such equity securities on each business day; other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price. Foreign securities in the SEI VP International Equity Fund, SEI VP Emerging Markets Equity Fund, SEI VP International Fixed Income Fund and SEI VP Emerging Markets Debt Fund (the "International Funds") are valued based on quotations from the primary market in which they are traded. Debt obligations with remaining maturities in excess of sixty days are valued at the most recently quoted bid price. Debt obligations with remaining maturities of sixty days or less are valued at their amortized cost which approximates market value. Other securities for which market quotations are not readily available or securities whose market quotations do not reflect market value are valued at fair value using good faith pricing procedures approved by the Board of Trustees.

     FEDERAL INCOME TAXES -- It is the intention of each Fund to qualify as a regulated investment company and to distribute substantially all of its taxable income. Accordingly, no provision for Federal income taxes has been made in the financial statements.

     The International Funds may be subject to taxes imposed by countries in which they invest with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned. The Funds accrue such taxes when the related income is earned.

     NET ASSET VALUE PER SHARE -- Net asset value per share is calculated on a daily basis by dividing the assets of each Fund less its liabilities by the number of outstanding shares of the Fund.

     REPURCHASE AGREEMENTS -- Securities pledged as collateral for repurchase agreements are held by each Fund's custodian bank until maturity of the repurchase agreement. Provisions of the repurchase agreement and procedures adopted by the Manager and the Advisers of the Trust ensure that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. The Funds also invest in tri-party repurchase agreements. Securities held

NOTES TO FINANCIAL STATEMENTS
-------------------------------------------------------------------------------
SEI INSURANCE PRODUCTS TRUST -- JUNE 30, 2000 (UNAUDITED)

as collateral for tri-party repurchase agreements are maintained by the broker's custodian bank in a segregated account until maturity of the repurchase agreement. Provisions of the repurchase agreements ensure that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default. If the counterparty defaults and the value of the collateral declines or if the counterparty enters into an insolvency proceeding, realization of the collateral by the Funds may be delayed or limited.

     DISCOUNT AND PREMIUM AMORTIZATION -- All amortization is calculated using the effective interest method over the holding period of the security. Amortization of premiums and discounts is included in interest income.

     EXPENSES -- Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses of the Funds are prorated to the Funds on the basis of relative net assets.

     FOREIGN CURRENCY TRANSLATION -- The books and records of the International Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following bases: (I) market value of investment securities, other assets and liabilities at the current rate of exchange; and
(II) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective date of such transactions.

     For foreign equity securities, the International Funds do not isolate that portion of gains and losses on investment securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of such securities.

     The International Funds do isolate the effect of fluctuations in foreign currency rates when determining the gain or loss upon sale or maturity of foreign currency denominated debt obligations for Federal income tax purposes.

     The International Funds report gains and losses on foreign currency-related transactions as realized and unrealized gains and losses for financial reporting purposes, whereas such gains and losses are treated as ordinary income or loss for Federal income tax purposes.

     FUTURES CONTRACTS -- The SEI VP Core Fixed Income Fund (the "Fund") utilized futures contracts during the period ended June 30, 2000. The Fund's use of futures contracts is primarily for tactical hedging purposes. Initial margin deposits of cash or securities are made upon entering into futures contracts. The contracts are marked to market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized losses or gains are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the contract.

     Risks related to futures contracts include the possibility that there may not be a liquid market for the contracts, that changes in the values of the contract may not directly correlate with changes in the values of the underlying securities, and that the counterparty to a contract may default on its obligation to perform.

     The SEI VP Core Fixed Income Fund had the following futures contracts open as of June 30, 2000:

                          CONTRACT            UNREALIZED
TYPE OF       NUMBER OF    VALUE             DEPRECIATION
CONTRACT      CONTRACTS    (000)  EXPIRATION     (000)
--- -----------------------------------------------------
U.S. Five
  Year Note     (1)      $ (99)    09/15/00       $--
U.S. Five
  Year Note     (6)       (549)    09/15/00        (4)
U.S. Long
  Bond           1          97     09/20/00        --
U.S. Long
  Bond          (1)        (97)    09/20/00        --
U.S. Ten Year
  Agency Future  1          92     10/02/00        --
                                              -------
                                                $  (4)
                                              =======

     OPTION SELLING/PURCHASING -- The SEI VP Core Fixed Income Fund (the "Fund") enters into option contracts solely for the purpose of hedging its existing portfolio securities, or securities that the Fund intends to purchase, against fluctuations in fair value caused by changes in prevailing market interest rates. When the Fund sells or purchases an option, an amount equal to the premium received

-------------------------------------------------------------------------------


or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or loss on investment transactions.

     TBA AND OTHER PURCHASE COMMITMENTS -- The Funds may enter into purchase commitments to purchase securities for a fixed price at a future date. Purchase commitments may be considered securities and involve a risk of loss if the value of the security to be purchased declines prior to settlement date, which risk is in addition to the risk of decline in the value of a Fund's other assets. Unsettled purchase commitments are valued at the current market value of the underlying securities, according to the procedures described under "Security Valuation" above.

     STRUCTURED NOTES AND INDEXED NOTES -- The SEI VP Core Fixed Income Fund may invest in structured notes and indexed notes whose values are linked either directly or inversely to changes in foreign currency exchange rates, interest rates, indices, or other reference instruments. The values of these instruments may be more volatile than the rates, indices or instruments to which they refer, but any loss is limited to the amount of the original investment.

     FORWARD FOREIGN CURRENCY CONTRACTS -- The International Funds may enter into forward foreign currency contracts as hedges against either specific transactions, fund positions or anticipated fund positions. The aggregate principal amounts of the contracts are not recorded as the Funds do not intend to hold the contracts to maturity. All commitments are "marked-to-market" daily at the applicable foreign exchange rate, and any resulting unrealized gains or losses are recorded currently. The International Funds realize gains and losses at the time forward contracts are extinguished. Unrealized gains or losses on outstanding positions in forward foreign currency contracts held at the close of the period are recognized as ordinary income or loss for Federal income tax purposes.

     DISTRIBUTIONS -- Distributions from net investment income and net realized capital gains are determined in accordance with U.S. Federal income tax regulations, which may differ from those amounts determined under generally accepted accounting principles. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid in capital in the period that the difference arises.

     OTHER -- Security transactions are recorded on the trade date of the security purchase or sale. Costs used in determining net realized capital gains and losses on the sale of securities are those of the specific securities sold. Dividend income is recognized on the ex-dividend date, and interest income is recognized using the accrual basis of accounting.

3. MANAGEMENT, INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS
The Trust and SEI Investments Fund Management (the "Manager"), are parties to a management agreement (the "Agreement") dated March 29, 1999. Under this Agreement, the Manager will provide the Trust with overall administrative and accounting services and act as transfer agent and dividend disbursing agent. For its services, the Manager will receive an annual fee which is calculated daily and paid monthly at the following annual rates: .35% of the average daily net assets of the SEI VP Large Cap Value Fund, SEI VP Large Cap Growth Fund, SEI VP Small Cap Value Fund, SEI VP Small Cap Growth Fund, SEI VP High Yield Bond Fund;
 .28% of the average daily net assets of the SEI VP Core Fixed Income Fund; .45% of the average daily net assets of the SEI VP International Equity Fund; .60% of the average daily net assets of the SEI VP International Fixed Income Fund; .65% of the

NOTES TO FINANCIAL STATEMENTS
-------------------------------------------------------------------------------
SEI INSURANCE PRODUCTS TRUST -- JUNE 30, 2000 (UNAUDITED)

average daily net assets of the SEI VP Emerging Markets Equity Fund and SEI VP Emerging Markets Debt Fund; and .42% of the average daily net assets of the SEI VP Prime Obligation Fund. The Manager has agreed to waive all or a portion of its fee in order to limit the operating expenses of a Fund. Any such waiver is voluntary and may be terminated at any time at the Manager's sole discretion.

     SEI Investments Management Corporation ("SIMC") serves as investment adviser to each Fund. In connection with serving as investment adviser, SIMC is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of .35% of the average daily net assets of the SEI VP Large Cap Value Fund; .40% of the average daily net assets of the SEI VP Large Cap Growth Fund; .65% of the average daily net assets of the SEI VP Small Cap Value Fund and SEI VP Small Cap Growth Fund; .51% of the average daily net assets of the SEI VP International Equity Fund; 1.05% of the average daily net assets of the SEI VP Emerging Markets Equity Fund, .275% of the average daily net assets of the SEI VP Core Fixed Income Fund; .4875% of the average daily net assets of the SEI VP High Yield Bond Fund; .30% of the average daily net assets of the SEI VP International Fixed Income Fund; .85% of the average daily net assets of the SEI VP Emerging Markets Debt Fund; and .075% of the average daily net assets of the SEI VP Prime Obligation Fund.

     SIMC has entered into, or plans to enter into, investment sub-advisory agreements with the following parties:

                                                CURRENTLY
                                               MANAGING A
INVESTMENT                           DATE OF   PORTION OF
SUB-ADVISER                         AGREEMENT  FUND (Y/N)
-------------                      ----------- -----------
SEI VP LARGE CAP VALUE FUND
LSV Asset Management, L.P.          03/31/00        Y
Mellon Equity Associates, LLP       02/02/00        Y
Sanford C. Bernstein & Co., Inc.       N/A          N

SEI VP LARGE CAP GROWTH FUND
Alliance Capital Management L.P.    02/25/00        Y
Provident Investment Counsel, Inc.  03/22/00        Y
TCW Investment Management
  Company                              N/A          N

SEI VP SMALL CAP VALUE FUND
Artisan Partners Limited Partnership   N/A          N
LSV Asset Management, L.P.          03/31/00        Y
Mellon Equity Associates, LLP       02/02/00        Y
Security Capital Global Capital
   Management, Inc.                    N/A          N

                                                CURRENTLY
                                               MANAGING A
INVESTMENT                           DATE OF   PORTION OF
SUB-ADVISER                         AGREEMENT  FUND (Y/N)
-------------                      ----------- -----------

SEI VP SMALL CAP GROWTH FUND
Mazama Capital Management, LLC         N/A          N
Nicholas-Applegate Capital
  Management                        02/14/00        N
RS Investment Management, L.P.         N/A          N
Sawgrass Asset Management, LLC      02/15/00        Y
Wall Street Associates              03/21/00        Y

SEI VP INTERNATIONAL EQUITY FUND
Acadian Asset Management, Inc.         N/A          N
BlackRock International, Ltd.          N/A          N
Capital Guardian Trust Company      02/22/00        Y
Oeschle International Advisors, LLC 03/31/00        Y
SG Yamaichi Asset Management
  Company, Ltd., SG Pacific Asset
  Management, Inc. and SGY Asset
  Management (Singapore) Ltd.          N/A          N

SEI VP EMERGING MARKETS EQUITY FUND
Coronation Asset Management
  (Proprietary) Limited                N/A          N
Credit Suisse Asset
  Management Limited                   N/A          N
Morgan Stanley Dean Witter
  Investment Management Inc.           N/A          N
Nicholas-Applegate Capital
  Management                        02/14/00        Y
Schroder Investment Management
  North America Inc.                04/04/00        Y
SG Pacific Asset Management, Inc.
  and SGY Asset Management
  (Singapore) Ltd.                     N/A          N

SEI VP CORE FIXED INCOME FUND
BlackRock Financial Management, Inc.   N/A          N
Robert W. Baird & Co., Incorporated 03/31/00        Y
Western Asset Management Company    02/15/00        Y

SEI VP HIGH YIELD BOND FUND
Credit Suisse Asset
  Management, LLC                   02/25/00        Y
Nomura Corporate Research and
  Asset Management, Inc.               N/A          N

SEI VP INTERNATIONAL FIXED
INCOME FUND
Strategic Fixed Income, L.L.C.      02/04/00        Y

SEI VP EMERGING MARKETS DEBT FUND
Salomon Brothers
  Asset Management, Inc.            03/08/00        Y

SEI VP PRIME OBLIGATIONS FUND
Wellington Management
  Company, LLP                      04/04/00        Y

-------------------------------------------------------------------------------

     Under the investment sub-advisory agreements, each party receives an annual fee, paid by SIMC.
     Under a distribution agreement with the Trust, SEI Investments Distribution Co. (the "Distributor") will provide the Trust with distribution services. The Distributor will not be entitled to any fee for performing these services.

4. OFFERING COSTS AND TRANSACTIONS WITH AFFILIATES

Offering costs related to the sale of initial shares will be deferred and amortized on a straight line basis over a period of twelve months commencing with operations. These costs of approximately $66,000 include legal fees of approximately $32,000 for work performed by a law firm of which an officer of the Trust is a partner. The remainder of these costs includes approximately $11,000 for other legal costs and $23,000 for typesetting costs.
     Certain officers and/or trustees of the Trust are also officers of the Manager. The Trust pays each unaffiliated Trustee an annual fee for attendance at quarterly, interim and committee meetings. Compensation of affiliated officers and trustees of the Trust is paid by the Manager.
     Each of the Funds also uses the Distributor as an agent in placing repurchase agreements. For this service the Distributor retains a portion of the interest earned as a commission. Aggregate commissions paid by the Trust for repurchase agreements placed during the period ended June 30, 2000 were $862.

5. FORWARD FOREIGN CURRENCY CONTRACTS

The International Funds enter into forward foreign currency exchange contracts as hedges against portfolio positions. Such contracts, which are designed to protect the value of the Fund's investment securities against a decline in the value of the hedged currency, do not eliminate fluctuations in the underlying prices of the securities; they simply establish an exchange rate at a future date. Also, although such contracts tend to minimize risk of loss due to a decline in the value of a hedged currency, at the same time they tend to limit any potential gain that might be realized should the value of such foreign currency increase.

     The following forward foreign currency contracts were outstanding at June 30, 2000:

                                     IN       UNREALIZED
                   CONTRACTS TO    EXCHANGE  APPRECIATION
                  DELIVER/RECEIVE    FOR    (DEPRECIATION)
MATURITY DATES         (000)        (000)        (000)
----------------   ---------------------------------------
SEI VP INTERNATIONAL FIXED INCOME FUND
--------------------------------------
FOREIGN CURRENCY SALES:
08/30/2000  AD            35       $   59         $--
08/30/2000  CD           379          558           1
08/30/2000  CH           474          773          (3)
08/30/2000  DK             4           33          --
08/30/2000  EC         1,710        1,803         (11)
08/30/2000  JY           503       52,360           2
08/30/2000  UK         1,182          786         (12)
                                 --------       -----
                                  $56,372        $(23)
                                 ========       =====
FOREIGN CURRENCY PURCHASES:
08/30/2000  AD            50           30          --
08/30/2000  CD           258          174          --
08/30/2000  CH         1,114          683           3
08/30/2000  EC         2,149        2,041          12
08/30/2000  JY       154,976        1,488          (9)
08/30/2000  SK            40            5          --
08/30/2000  UK           493          742           7
                                 --------       -----
                                  $ 5,163        $ 13
                                 ========       -----
                                                 $(10)
                                                =====
CURRENCY LEGEND:
AD  Australian Dollar     JY  Japanese Yen
CD  Canadian Dollar       UK  British Sterling Pound
CH  Swiss Franc
DK  Danish Kroner
EC  Euro

6. INVESTMENT TRANSACTIONS

     The cost of security purchases and proceeds from the sale of securities, other than temporary investments during the period ended June 30, 2000, were as follows:

                              PURCHASES
                             U.S. GOV'T   OTHER     TOTAL
                                (000)     (000)     (000)
                             ----------  ------     -----
SEI VP Large Cap Value Fund      $  --  $16,906   $16,906
SEI VP Large Cap Growth Fund        --   17,798    17,798
SEI VP Small Cap Value Fund         --    9,195     9,195
SEI VP Small Cap Growth Fund        --   10,136    10,136
SEI VP International Equity Fund    --   12,889    12,889
SEI VP Emerging Markets
  Equity Fund                       --   12,400    12,400
SEI VP Core Fixed Income Fund   22,612    3,774    26,386
SEI VP High Yield Bond Fund         --    9,792     9,792
SEI VP International
  Fixed Income Fund                 --    6,077     6,077
SEI VP Emerging Markets
  Debt Fund                         --    5,047     5,047

NOTES TO FINANCIAL STATEMENTS
-------------------------------------------------------------------------------
SEI INSURANCE PRODUCTS TRUST -- JUNE 30, 2000 (UNAUDITED)

INVESTMENT TRANSACTIONS (CONTINUED)
                               SALES
                             U.S. GOV'T   OTHER     TOTAL
                                (000)     (000)     (000)
                             ----------  ------     -----
SEI VP Large Cap Value Fund      $  --  $ 2,086   $ 2,086
SEI VP Large Cap Growth Fund        --    1,909     1,909
SEI VP Small Cap Value Fund         --    1,276     1,276
SEI VP Small Cap Growth Fund        --    2,354     2,354
SEI VP International Equity Fund    --      968       968
SEI VP Emerging Markets
  Equity Fund                       --    2,654     2,654
SEI VP Core Fixed Income Fund   15,923    1,523    17,446
SEI VP High Yield Bond Fund         --       --        --
SEI VP International
  Fixed Income Fund                 --    1,530     1,530
SEI VP Emerging Markets
  Debt Fund                         --    1,396     1,396

     At June 30, 2000, the total cost of securities and the net realized gains or losses on securities sold for Federal income tax purposes was not materially different from amounts reported for financial reporting purposes. The aggregate gross unrealized appreciation and depreciation on investments and futures contracts at June 30, 2000, is as follows:

                                                  NET
                                              UNREALIZED
                    APPRECIATED  DEPRECIATED APPRECIATION
                    SECURITIES    SECURITIES(DEPRECIATION)
                       (000)        (000)        (000)
                   ---------------------------------------
SEI VP Large Cap
  Value Fund          $  594      $(1,247)      $(653)
SEI VP Large Cap
  Growth Fund          1,037       (1,062)        (25)
SEI VP Small Cap
  Value Fund             712         (674)         38
SEI VP Small Cap
  Growth Fund          1,516         (520)        996
SEI VP International
  Equity Fund            560         (903)       (343)
SEI VP Emerging
  Markets Equity Fund    367         (914)       (547)
SEI VP Core Fixed
  Income Fund             43          (68)        (25)
SEI VP High Yield
  Bond Fund               82         (202)       (120)
SEI VP International
  Fixed Income Fund       26          (62)        (36)
SEI VP Emerging
  Markets Debt Fund       99         (107)         (8)

7. CONCENTRATION OF RISKS

The market values of the SEI VP Core Fixed Income Fund's investments will change in response to interest rate changes and other factors. During periods of falling interest rates, the values of such securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Changes by recognized rating agencies in the ratings of any fixed income security and in the ability of an issuer to make payments of interest and principal may also affect the value of these investments.
     Each International Fund invests in securities of foreign issuers in various countries. These investments may involve certain considerations and risks not typically associated with investments in the United States, as a result of, among other factors, the possibility of future political and economic developments and the level of governmental supervision and regulation of securities markets in the respective countries. The SEI VP International Fixed Income and SEI VP Emerging Markets Debt Funds invest in debt securities, the market value of which may change in response to interest rate changes. Also, the ability of the issuers of debt securities held by the SEI VP International Fixed Income and SEI VP Emerging Markets Debt Funds to meet its obligations may be affected by economic and political developments in a specific country, industry or region.

8. LOAN PARTICIPATIONS AND BRADY BONDS

The SEI VP Emerging Markets Debt Fund (the "Fund") may invest in U.S. dollar-denominated fixed and floating rate loans ("Loans") arranged through private negotiations between a foreign sovereign entity and one or more financial institutions ("Lenders"). The Fund may invest in such Loans in the form of participations in Loans ("Participations") or assignments of all or a portion of loans from third parties ("Assignments"). Participations typically result in the Fund having a contractual relationship only with the Lender, not with the sovereign borrower. The Fund has the right to receive payments of principal, interest and any

-------------------------------------------------------------------------------

fees to which it is entitled from the Lender selling the Participation and only upon receipt by the Lender of the payments from the borrower. In connection with purchasing Participations, the Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement relating to the Loan, nor any rights of set-off against the borrower, and the Fund will not benefit directly from any collateral supporting the Loan in which it has purchased the Participation. As a result, the Fund assumes the credit risk of both the borrower and the Lender that is selling the Participation. The Fund may have difficulty disposing of Participations and Assignments because the market for such instruments is not highly liquid.

     Certain debt obligations, customarily referred to as "Brady Bonds," are created through the exchange of existing commercial bank loans to foreign entities for new obligations in connection with debt restructuring under a plan introduced by former U.S. Secretary of the Treasury, Nicholas F. Brady. Brady Bonds have only been issued since 1989, and, accordingly, do not have a long payment history. They are issued by governments that may have previously defaulted on the loans being restructured by the Brady Bonds, so are subject to the risk of default by the issuer. They may be fully or partially collateralized or uncollateralized and issued in various currencies.

9. WRITTEN OPTIONS TRANSACTIONS

Written option transactions entered into during the period ending June 30,2000 are summarized as follows:

                          SEI VP CORE FIXED INCOME FUND
                      --------------------------------------
                                                PREMIUM
                           # OF CONTRACTS        (000)
                            -------------     -----------
Balance at the beginning
  of period                      --              $--
Written                           9                5
Expired                          --               --
Exercised                        --               --
Closing Buys                     --               --
                              -----            -----
Balance at the end
  of period                       9            $   5
                              =====            =====

At June 30, 2000, the SEIVP Core Fixed Income Fund had sufficient cash and/or securities at least equal to the value of written options.

------------------------
SEI INSURANCE
PRODUCTS TRUST
------------------------
SEMI-ANNUAL REPORT
------------------------

JUNE 30, 2000

Robert A. Nesher
CHAIRMAN

TRUSTEES
William M. Doran
F. Wendell Gooch
James M. Storey
George J. Sullivan, Jr.
Rosemarie B. Greco

OFFICERS
Edward D. Loughlin
PRESIDENT AND CHIEF EXECUTIVE OFFICER
Mark Nagle
CONTROLLER AND CHIEF FINANCIAL OFFICER
Todd Cipperman
VICE PRESIDENT, ASSISTANT SECRETARY
Kevin P. Robins
VICE PRESIDENT, ASSISTANT SECRETARY
James Foggo
VICE PRESIDENT, ASSISTANT SECRETARY
Lydia Gavalis
VICE PRESIDENT, ASSISTANT SECRETARY
Cynthia M. Parrish
VICE PRESIDENT, ASSISTANT SECRETARY
Christine McCullough
VICE PRESIDENT, ASSISTANT SECRETARY
Timothy D. Barto
VICE PRESIDENT, ASSISTANT SECRETARY
Richard W. Grant
SECRETARY

INVESTMENT ADVISER
SEI Investments Management Corporation

MANAGER AND SHAREHOLDER SERVICING AGENT
SEI Investments Fund Management

DISTRIBUTOR
SEI Investments Distribution Co.

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP

LEGAL COUNSEL
Morgan, Lewis & Bockius LLP

THIS SEMI-ANNUAL REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF THE TRUST AND MUST BE PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS. SHARES OF THE SEI FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK. THE SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION
(FDIC), THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THE SHARES INVOLVES RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL. SEI INVESTMENTS DISTRIBUTION CO., THE DISTRIBUTOR OF THE SEI FUNDS, IS NOT AFFILIATED WITH ANY BANK.
FOR MORE INFORMATION CALL
1-800-DIAL-SEI/1-800-342-5734

SEI
INVESTMENTS
DISTRIBUTION CO.
OAKS, PA 19456-1100
800-DIAL-SEI/800-342-5734












VAR-F-005(6-00)